UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 01/31/2017

Item 1 – Report to Stockholders

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

BlackRock MuniYield Investment Quality Fund (MFT)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

SEMI-ANNUAL REPORT	JANUARY 31, 2017	3

Municipal Market Overview

For the Reporting Period Ended January 31, 2017

Municipal Market Conditions

Municipal bonds generated modestly positive performance for the period, in spite of vastly rising interest rates as a result of generally stronger economic data, signs of inflation pressures, Fed monetary policy normalization, and market expectations for pro-growth fiscal policy. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments. Investors favored the income, relative yield, and stability of municipal bonds amid bouts of interest rate volatility (bond prices rise as rates fall) resulting from the United Kingdom’s decision to leave the European Union, the contentious U.S. election, and widening central bank divergence — i.e., policy easing outside the United States while the Fed slowly commences policy tightening. During the 12 months ended January 31, 2017, municipal bond funds garnered net inflows of approximately $24 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained robust from a historical perspective at $451 billion (significantly above the $394 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers continued to take advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of January 31, 2017
6 months: (2.94)%
12 months: 0.24%

A Closer Look at Yields

From January 31, 2016 to January 31, 2017, yields on AAA-rated 30-year municipal bonds increased by 33 basis points (“bps”) from 2.75% to 3.08%, while 10-year rates rose by 61 bps from 1.71% to 2.32% and 5-year rates increased 63 bps from 1.00% to 1.63% (as measured by Thomson Municipal Market Data). The municipal yield curve modestly flattened over the 12-month period with the spread between 2- and 30-year maturities flattening by

9 bps and the spread between 10- and 30-year maturities flattening by 28 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds broadly underperformed U.S. Treasuries with the greatest underperformance experienced in the intermediate part of the yield curve. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities became increasingly scarce. More broadly, municipal bonds came under pressure post the November U.S. election, erasing a bulk of year-to-date performance and influencing a strong pattern of mutual fund inflows to turn negative in the closing months of the period. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of January 31, 2017, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2017

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares”), or Variable Rate Muni Term Preferred Shares (“VMTP Shares”), (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	5

Fund Summary as of January 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc.

Fund Overview

BlackRock MuniHoldings California Quality Fund, Inc.’s (MUC) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal and California income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests at least 80% of its assets in investment grade municipal obligations with remaining maturities of one year or more at the time of investment. The municipal obligations in which the Fund primarily invests are either rated investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MUC
Initial Offering Date	February 27, 1998
Yield on Closing Market Price as of January 31, 2017 ($14.40)[1]	5.13%
Tax Equivalent Yield[2]	10.45%
Current Monthly Distribution per Common Share[3]	$0.0615
Current Annualized Distribution per Common Share[3]	$0.7380
Economic Leverage as of January 31, 2017[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.93%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MUC[1,2]	(9.34)%	(5.20)%
Lipper California Municipal Debt Funds[3]	(8.72)%	(5.28)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

California underperformed the national tax-exempt market, reflecting an unwinding of previously tight credit spreads for state and local issues, together with a larger calendar of new issuance. Despite the after-tax value provided by California muni bonds for retail investors subject to the state’s high tax brackets, California funds were not immune to the redemptions experienced by both the general market and high-yield products in the latter part of the six month reporting period.

•

At the sector level, local school district and health care sectors represented the largest detractors from performance due to their higher weightings. To the extent that the Fund held zero coupon bonds, these positions detracted since the bonds’ longer duration accentuated the negative price performance in a down market. (Duration is a measure of interest rate sensitivity.)

•

Reinvestment was a further drag on results, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at materially lower prevailing rates. The Fund continued to employ leverage in order to increase income. Since leverage also amplifies the effect of market movements, it was a net detractor from performance at a time of falling prices.

•

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns. The Fund’s exposure to pre-refunded issues also benefited performance, as their low duration enabled them to hold up better than longer-duration bonds at a time of rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniHoldings California Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$14.40	$16.28	(11.55)%	$16.35	$13.53
Net Asset Value	$15.27	$16.51	(7.51)%	$16.54	$14.92

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
County/City/Special District/School District	40%	40%
Utilities	19	19
Transportation	16	15
Health	14	14
Education	5	5
State	5	5
Corporate	1	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2017	11%
2018	12
2019	15
2020	5
2021	13

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	1/31/17	7/31/16
AAA/Aaa	15%	16%
AA/Aa	73	73
A	10	8
BBB/Baa	1	1
N/R	1	2
[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	7

Fund Summary as of January 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Fund Overview

BlackRock MuniHoldings New Jersey Quality Fund, Inc.’s (MUJ) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal income tax and New Jersey personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New Jersey personal income taxes. The municipal obligations in which the Fund primarily invests are either rated investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MUJ
Initial Offering Date	March 11, 1998
Yield on Closing Market Price as of January 31, 2017 ($14.20)[1]	5.70%
Tax Equivalent Yield[2]	11.06%
Current Monthly Distribution per Common Share[3]	$0.0675
Current Annualized Distribution per Common Share[3]	$0.8100
Economic Leverage as of January 31, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 48.48%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MUJ[1,2]	(9.46)%	(6.03)%
Lipper New Jersey Municipal Debt Funds[3]	(9.68)%	(6.06)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

New Jersey underperformed the broader U.S. municipal bond market. The state’s credit rating remained under pressure due to continuing budgetary issues, lagging job growth versus the national averages, continued population out-migration and concerns about its pension-funding difficulties.

•

At the sector level, exposure to state tax-backed, transportation and education sectors detracted from performance. Holdings in longer-duration bonds, which were more sensitive to rising yields, also detracted. (Duration is a measure of interest-rate sensitivity.) Credit spreads widened during the six month reporting period, whereby the Fund’s holdings in lower-rated investment-grade bonds were a further detractor.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields.

•

At a time when lower-quality, longer-dated bonds experienced the largest underperformance, the Fund’s positions in high-quality, short-dated issues performed relatively well and helped mitigate the impact of the market decline. The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$14.20	$16.12	(11.91)%	$16.25	$13.60
Net Asset Value	$15.13	$16.55	(8.58)%	$16.57	$14.88

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
Transportation	24%	24%
Education	20	21
State	19	20
County/City/Special District/School District	15	15
Health	13	11
Housing	4	4
Utilities	3	3
Corporate	2	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2017	8%
2018	10
2019	4
2020	9
2021	17

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	1/31/17	7/31/16
AA/Aa	58%	57%
A	34	35
BBB/Baa	8	8

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	9

Fund Summary as of January 31, 2017	BlackRock MuniYield Investment Quality Fund

Fund Overview

BlackRock MuniYield Investment Quality Fund’s (MFT) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MFT
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2017 ($14.41)[1]	5.91%
Tax Equivalent Yield[2]	10.44%
Current Monthly Distribution per Common Share[3]	$0.071
Current Annualized Distribution per Common Share[3]	$0.852
Economic Leverage as of January 31, 2017[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2017, was decreased to $0.067 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MFT[1,2]	(7.78)%	(4.97)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	(7.34)%	(5.63)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s premium to NAV narrowed during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

Positions in bonds with longer maturities declined the most in value since they typically have longer durations (above-average interest rate sensitivity). The Fund’s exposure to issues with 4% coupons also detracted from results, as lower coupons generally underperform in rising rate environments.

•	From a sector allocation perspective, the Fund’s exposure to transportation and utilities sectors were the largest detractors.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields.

•

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns. Positions in high-quality, short-duration bonds—such as pre-refunded securities—held up relatively well in the down market due to their lower interest rate sensitivity.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield Investment Quality Fund

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$14.41	$16.09	(10.44)%	$16.43	$13.23
Net Asset Value	$14.35	$15.55	(7.72)%	$15.55	$14.10

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
Transportation	38%	40%
County/City/Special District/School District	18	15
Utilities	16	19
Health	11	10
State	9	9
Education	4	3
Housing	2	2
Tobacco	1	1
Corporate	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2018	10%
2019	25
2020	4
2021	20

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	1/31/17	7/31/16
AAA/Aaa	7%	6%
AA/Aa	58	62
A	26	25
BBB/Baa	8	7
N/R	1	—

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	11

Fund Summary as of January 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc.

Fund Overview

BlackRock MuniYield Michigan Quality Fund, Inc.’s (MIY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Michigan income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Michigan income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MIY
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2017 ($13.70)[1]	5.61%
Tax Equivalent Yield[2]	10.35%
Current Monthly Distribution per Common Share[3]	$0.064
Current Annualized Distribution per Common Share[3]	$0.768
Economic Leverage as of January 31, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 45.81%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MIY[1,2]	(8.48)%	(4.98)%
Lipper Other States Municipal Debt Funds[3]	(8.44)%	(5.37)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.
[3]	Average return.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

•Michigan’s municipal bond market performed in line with the broader national indices during the period. The slightly longer duration (interest-rate sensitivity) of the Michigan index was a headwind during a period of sharply rising yields. However, the state’s economy has benefited from a cyclical upturn in manufacturing in the last few years, helping its unemployment rate to fall in line with national averages after lagging considerably previously. Michigan’s fiscal picture has improved in kind, and its budget has moved into surplus.

•

The Fund’s duration positioning detracted from performance on an absolute basis, reflecting the aggressive increase in municipal bond yields. The Fund’s exposure to the long end of the yield curve also detracted, as longer-term bonds sold off more than shorter-term issues. Additionally, holdings in the healthcare-related sectors underperformed due to uncertainty surrounding the future of the Affordable Care Act.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields. The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield Michigan Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$13.70	$15.38	(10.92)%	$15.40	$13.25
Net Asset Value	$15.13	$16.36	(7.52)%	$16.36	$14.82

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
Health	27%	25%
Education	23	23
County/City/Special District/School District	17	19
State	10	9
Utilities	10	10
Transportation	7	7
Housing	4	4
Corporate	2	3

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2017	7%
2018	12
2019	5
2020	5
2021	17

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	1/31/17	7/31/16
AAA/Aaa	3%	3%
AA/Aa	66	69
A	26	26
BBB/Baa	3	1
N/R	2	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	13

Fund Summary as of January 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund

Fund Overview

BlackRock MuniYield Pennsylvania Quality Fund’s (MPA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Pennsylvania income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MPA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2017 ($14.45)[1]	5.17%
Tax Equivalent Yield[2]	9.42%
Current Monthly Distribution per Common Share[3]	$0.0623
Current Annualized Distribution per Common Share[3]	$0.7476
Economic Leverage as of January 31, 2017[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 45.14%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MPA[1,2]	(7.82)%	(6.41)%
Lipper Pennsylvania Municipal Debt Funds[3]	(9.20)%	(5.26)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

Yield spreads were steady for Pennsylvania’s general obligation municipal bonds after Governor Tom Wolf signed a $31.5 billion budget for fiscal year 2017 in July. The rating agency Standard & Poor’s subsequently removed the commonwealth from credit watch status and affirmed its AA-minus rating. Conversely, elevated supply and widening spreads in the health care and transportation sectors, the largest sectors in the state, weighed on the performance of these bonds.

•

At the sector level, health care, education and transportation sectors represented the largest detractors from Fund performance. Holdings in the corporate municipal sector also detracted, as a specific issuer received a multi-notch downgrade due to its deteriorating credit fundamentals. Reinvestment was a further drag on results, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at materially lower prevailing rates.

•

The Fund’s more-seasoned holdings, while producing generous yields compared to current market rates, detracted from performance. The prices of many of these investments declined due to the premium amortization that occurred as the bonds approached their first call dates. (A call is when an issuer redeems a bond prior to its maturity date; premium is amount by which a bond trades above its $100 par value.)

•	The Fund continued to employ leverage in order to increase income. Since leverage also amplifies the effect of market movements, it was a net detractor from performance at a time of falling prices.

•

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns. The Fund’s exposure to pre-refunded issues also benefited performance, as their low duration enabled them to hold up better than longer-duration bonds at a time of rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield Pennsylvania Quality Fund

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$14.45	$16.07	(10.08)%	$16.66	$13.84
Net Asset Value	$15.30	$16.76	(8.71)%	$16.77	$14.94

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
Health	20%	20%
Education	20	20
County/City/Special District/School District	19	20
State	14	13
Transportation	12	12
Housing	8	7
Utilities	5	6
Corporate	2	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	6%
2018	11
2019	11
2020	7
2021	15

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	1/31/17		7/31/16
AAA/Aaa	1%		1%
AA/Aa	63		62
A	25		23
BBB/Baa	6		6
BB/Ba	—		2
CCC	—	[2]	—
N/R3	5		6

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Represents less than 1%.

[3]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017 and July 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2% and 1%, respectively, of the Fund’s total investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	15

Schedule of Investments January 31, 2017 (Unaudited)	BR MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 106.3%
Corporate — 2.7%
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., AMT:
Series A-1, 3.38%, 7/01/25	$5,000	$5,056,650
Series B-1, 3.00%, 11/01/25	9,000	8,938,080
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,659,799

		16,654,529
County/City/Special District/School District — 36.3%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/21 (a)	9,120	10,794,614
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/35	5,000	5,208,800
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 2/01/19 (a)	3,500	3,836,210
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series D:
4.00%, 12/01/40	1,000	1,017,100
5.00%, 12/01/45	1,430	1,609,065
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (a)	2,500	2,692,400
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,665	3,083,805
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	4,000	4,270,720
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	3,750	3,762,825
Denair California Unified School District, GO, CAB (AGM), Election of 2007, 0.00%, 8/01/41 (b)	4,260	1,394,639
Desert Community College District California, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/17 (a)	16,530	16,881,758
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	2,500	2,601,925
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,285,180
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,454,096
5.75%, 8/01/35	8,400	9,573,396
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.16%, 5/01/17 (c)	5,000	5,000,000
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,000	2,397,580
Imperial Irrigation District, Series A, Electric System Revenue, 5.13% 11/01/18 (a)	8,000	8,572,320

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	$5,715	$6,662,204
5.75%, 11/01/34	12,085	14,453,418
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement:
5.25%, 8/01/23 (a)	2,185	2,634,433
5.25%, 8/01/39	1,515	1,735,160
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	6,645	6,786,406
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,092,850
Mount San Jacinto Community College District, GO, Series A, 5.00%, 8/01/35	3,565	4,059,180
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	10,958,000
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,273,050
Rio Elementary School District, GO, Series A, 5.25%, 8/01/40	5,865	6,664,810
Riverside Community College District Foundation, GO, Election of 2004 (a):
Series C (AGM), 5.00%, 8/01/17	8,750	8,936,200
Series C (NPFGC), 5.00%, 8/01/17	8,910	9,099,605
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/19 (a)	905	982,640
San Diego Unified School District, GO, CAB, Series C (b):
Election of 2008, 0.00%, 7/01/42	3,605	1,204,503
Election of 2008, 0.00%, 7/01/43	1,310	418,139
Election of 2008, 0.00%, 7/01/45	1,575	458,530
0.00%, 7/01/47	1,000	266,430
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,566,886
5.75%, 5/01/42	4,500	5,113,305
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/39	5,800	6,439,624
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	1,936,844
5.00%, 10/01/33	1,125	1,276,256
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/19 (a)	5,635	6,286,237

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	COP	Certificates of Participation	IDB	Industrial Development Board
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	EDC	Economic Development Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	ERB	Education Revenue Bonds	M/F	Multi-Family
ARB	Airport Revenue Bonds	GAB	Grant Anticipation Bonds	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance Co.	GARB	General Airport Revenue Bonds	Q-SBLF	Qualified School Bond Loan Fund
BARB	Building Aid Revenue Bonds	GO	General Obligation Bonds	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	HDA	Housing Development Authority	S/F	Single-Family
CAB	Capital Appreciation Bonds	HFA	Housing Finance Agency	Syncora	Syncora Guarantee
CHF	Swiss Franc	IDA	Industrial Development Authority

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BR MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Sweetwater Union High School District, GO, Refunding, 4.00%, 8/01/42	$5,000	$5,052,800
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	5,390	6,080,243
Election of 2010, Series B, 5.50%, 8/01/39	3,195	3,714,731
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,906,675
Yuba Community College District, GO, BAM, Election of 2006, Series C, 0.00%, 8/01/38 (b)	5,150	2,089,509

		227,585,101
Education — 2.6%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,119,050
University of California, Refunding RB:
Series AO, 5.00%, 5/15/40	5,430	6,191,558
Series AR, 5.00%, 5/15/41	2,360	2,705,032
Series AR, 5.00%, 5/15/46	3,600	4,110,768

		16,126,408
Health — 11.3%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	6,305	6,997,730
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,839,440
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,497,818
Sutter Health, Series B, 6.00%, 8/15/42	9,655	10,996,466
California Health Facilities Financing Authority, Refunding RB:
Dignity Health, Series A, 6.00%, 7/01/19 (a)	3,700	4,111,403
Providence Health and Services, Series A, 5.00%, 10/01/38	10,970	12,145,326
St. Joseph Health System, Series A, 5.00%, 7/01/37	10,000	11,054,700
Sutter Health, Series B, 5.00%, 11/15/46	2,275	2,526,024
California Statewide Communities Development Authority, Refunding RB:
CHF Irvine LLC, 5.00%, 5/15/40	750	799,275
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,916,298
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,859,650

		70,744,130
State — 7.7%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,000	5,659,550
6.00%, 4/01/38	27,765	30,459,038
State of California, GO, Refunding, Veterans Bond, 4.00%, 12/01/40	4,000	4,050,880
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,060,121
Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,376,048
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,398,920

		48,004,557

Municipal Bonds	Par (000)	Value
California (continued)
Transportation — 22.0%
Alameda California Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B:
5.00%, 10/01/35	$1,500	$1,638,060
4.00%, 10/01/37	1,125	1,127,644
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	9,650	10,613,938
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/22	4,950	5,204,381
2nd Series A, 5.00%, 5/01/29	6,435	7,204,883
City & County of San Francisco California Airports Commission, Refunding RB, AMT (AGM):
2nd Series 32, 5.75%, 5/01/18 (a)	2,290	2,423,461
Balance 2nd, 5.75%, 5/01/24	2,710	2,857,939
City of Los Angeles California Department of Airports, ARB:
AMT, Senior Series A, 5.00%, 5/15/40	3,830	4,257,543
AMT, Series D, 5.00%, 5/15/35	2,000	2,233,960
AMT, Series D, 5.00%, 5/15/36	1,500	1,667,445
Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	2,590	2,877,594
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	5,845	6,328,498
Senior, 5.00%, 5/15/40	3,000	3,307,110
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	3,785	4,205,362
6.25%, 3/01/34	1,400	1,607,564
City of San Jose California, Refunding RB, Series A (AMBAC), 5.00%, 3/01/37	8,000	8,024,240
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	6,466,316
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 7/01/41	2,500	2,787,925
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/18 (a)	8,200	8,720,126
Senior Series B, 5.75%, 7/01/39	2,650	2,803,223
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	14,069,509
Senior Series B, AMT (AGM), 5.25%, 7/01/33	18,000	18,904,860
Senior Series B, AMT (AGM), 5.25%, 7/01/39	4,995	5,208,786
County of Sacramento California Airport System Revenue, Refunding ARB, Airport System Subordinate Revenue, Sub-Series B, 5.00%, 7/01/41	1,250	1,388,675
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,545	5,230,659
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	5,530	6,079,018
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	500	547,370

		137,786,089
Utilities — 23.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,473,570
City of Los Angeles California Department of Water & Power, RB, Series A:
5.38%, 7/01/38	9,375	10,064,250
5.00%, 7/01/41	1,705	1,952,788

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	17

Schedule of Investments (continued)	BR MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	$16,000	$18,078,240
5.00%, 7/01/46	1,845	2,105,422
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,206,560
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/39	5,245	5,812,194
Series B, 5.00%, 11/01/19 (a)	10,000	11,040,100
County of Kern California Water Agency Improvement District No. 4, Refunding RB, Series A (AGM):
4.00%, 5/01/35	1,460	1,492,835
4.00%, 5/01/36	1,430	1,455,411
County of Los Angeles Sanitation Districts Financing Authority, RB, Series A, 4.00%, 10/01/42	4,935	5,006,015
County of Sacramento California Sanitation Districts Financing Authority, RB, (NPFGC), 5.00%, 12/01/36	1,010	1,012,868
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	4,000	4,609,200
East Bay California Municipal Utility District Wastewater System Revenue, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (a)	17,015	17,257,464
East Bay California Municipal Utility District Water System Revenue, Refunding RB (a):
Series A (NPFGC), 5.00%, 6/01/17	6,670	6,765,781
Sub-Series A (AGM), 5.00%, 6/01/17	10,000	10,143,600
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	2,505	2,645,581
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,337,200
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	11,000	12,090,792
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.50%, 8/01/19 (a)	8,000	8,847,520
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	7,325	8,326,474
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 6/01/46	3,000	3,419,970

		148,143,835
Total Municipal Bonds — 106.3%		665,044,649

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 60.2%
County/City/Special District/School District — 30.3%
County of Alameda California Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/17 (a)	13,180	13,637,346
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,405,667
County of San Luis California Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,713,470
County of San Mateo California Community College District, GO, Series A, 5.00%, 9/01/45	17,615	20,077,135

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/21 (a)	$40,000	$46,063,600
Los Angeles Community College District California, GO (a):
Election of 2001, Series E-1, 5.00%, 8/01/18	11,770	12,479,142
Election of 2003, Series F-1, 5.00%, 8/01/18	10,000	10,602,500
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	9,596	10,730,218
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,034,165
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No.2, 5.00%, 10/01/43	9,990	11,323,465
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 8/01/44	10,820	12,182,238
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	17,000	17,709,240

		189,958,186
Education — 5.9%
University of California, RB:
Series AM, 5.25%, 5/15/44	10,210	11,812,051
Series O, 5.75%, 5/15/19 (a)	11,193	12,349,124
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	6,001	6,824,097
Series AF, 5.00%, 5/15/39	5,000	5,636,200

		36,621,472
Health — 11.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	14,520	15,641,815
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 8/15/55	4,500	4,962,330
Sutter Health, Series A, 5.00%, 8/15/43	19,425	21,393,694
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,070	20,729,853
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/41	10,375	11,713,682

		74,441,374
Transportation — 4.0%
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 5/15/41	3,641	4,010,441
Senior Revenue, Series A, 5.00%, 5/15/40	5,500	6,113,965
City of Los Angeles California Department of Airports, Series D, 5.00%, 5/15/41	13,331	14,778,971

		24,903,377
Utilities — 8.1%
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	13,790	15,570,978
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	16,740	17,587,379
East Bay California Municipal Utility District Water System Revenue, RB, Series C, 5.00%, 6/01/44	11,000	12,531,310

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BR MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Utilities (continued)
Rancho Water District Financing Authority, Refunding RB, Series A (AGM):
5.00%, 8/01/18 (a)	$2,013	$2,125,695
5.00%, 8/01/34	2,995	3,162,761

		50,978,123
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.2%		376,902,532
Total Investments (Cost — $999,209,169) — 166.5%		1,041,947,181
Other Assets Less Liabilities — 2.8%		17,863,535
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.7)%		(179,845,277)
VMTP Shares at Liquidation Value — (40.6)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$625,965,439

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Variable rate security. Rate as of period end.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	—	—	—	$17,111	$538	—

[1] Includes net capital gain distributions.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(68)	5-Year U.S. Treasury Note	March 2017	$8,014,969	$(21,193)
(245)	10-Year U.S. Treasury Note	March 2017	$30,494,844	(104,165)
(163)	Long U.S. Treasury Bond	March 2017	$24,587,531	(33,575)
(36)	Ultra U.S. Treasury Bond	March 2017	$5,784,750	(23,365)
Total				$(182,298)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$182,298	—	$182,298

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	19

Schedule of Investments (concluded)	BR MuniHoldings California Quality Fund, Inc. (MUC)

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$2,750,878	—	$2,750,878
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(58,172)	—	$(58,172)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$50,430,086

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$1,041,947,181	—	$1,041,947,181

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(182,298)	—	—	$(182,298)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(179,415,265)	—	$(179,415,265)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

Total	—	$(433,415,265)	—	$(433,415,265)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 139.8%
Corporate — 3.4%
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	$2,770	$2,787,977
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	7,500	8,167,350
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	3,150	3,430,571
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,035,950

		15,421,848
County/City/Special District/School District — 19.5%
Borough of Edgewater New Jersey Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	1,535	1,599,363
4.25%, 3/01/35	1,600	1,665,632
4.30%, 3/01/36	1,670	1,739,756
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,055,985
5.25%, 11/01/44	3,755	3,690,038
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 7/01/39	3,340	3,710,540
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/32	2,210	2,229,094
5.00%, 7/01/33 (a)	670	675,729
5.00%, 7/01/35	595	599,820
5.00%, 7/01/37	705	710,358
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 9/01/46	3,450	2,865,190
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	311,928
5.50%, 10/01/28	4,840	6,073,716
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (b)	1,000	557,090
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	3,000	3,191,160
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	5,000	5,302,050
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,435
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.00%, 12/01/17	5	5,014
5.35%, 12/01/17	5	5,016
5.00%, 12/01/18	5	5,013
5.38%, 12/01/18	5	5,016
5.00%, 12/01/19	5	5,012
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/21 (c)	80	87,649
4.00%, 3/01/21 (c)	75	82,171
4.00%, 3/01/21 (c)	70	76,693
4.00%, 3/01/29	3,575	3,749,496
4.00%, 3/01/30	3,580	3,734,763
4.00%, 3/01/31	4,045	4,205,586

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	$650	$697,755
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	7,570	8,201,944
Morristown New Jersey Parking Authority, RB, (NPFGC):
5.00%, 8/01/30	1,830	1,862,226
5.00%, 8/01/33	3,000	3,052,560
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC) (d):
5.50%, 3/01/21	7,430	8,585,811
5.50%, 3/01/22	4,200	4,969,650
Newark New Jersey Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,720	1,720,327
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 7/15/33	1,175	1,306,048

		88,836,634
Education — 31.7%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 7/01/44	1,985	2,147,730
Series A, 5.00%, 7/01/31	1,950	2,169,102
Series A, 5.00%, 7/01/32	1,775	1,966,239
Series A, 5.00%, 7/01/33	2,250	2,482,065
Series A, 5.00%, 7/01/34	1,200	1,319,196
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	3,065	3,467,404
New Jersey EDA, RB, Provident Group — Rowan Properties LLC, Series A:
5.00%, 1/01/35	2,000	2,068,600
5.00%, 1/01/48	2,000	2,043,180
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	6,370	6,389,683
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	320	321,866
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	745	746,721
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	3,000	3,167,910
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	10,260	10,834,252
College of New Jersey, Series F, 4.00%, 7/01/34	1,000	1,010,150
College of New Jersey, Series F, 4.00%, 7/01/35	1,280	1,287,962
Montclair State University, Series A, 5.00%, 7/01/39	15,555	17,195,430
Montclair State University, Series A, 5.00%, 7/01/44	3,540	3,901,115
Montclair State University, Series B, 5.00%, 7/01/34	1,075	1,208,891
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	4,000	4,342,560
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	2,500	2,509,650

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	21

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Rowan University, Series B (AGC), 5.00%, 7/01/18 (c)	$2,575	$2,717,269
Seton Hall University, Series D, 5.00%, 7/01/38	500	548,780
Seton Hall University, Series D, 5.00%, 7/01/43	600	655,992
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,835,280
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	2,400	2,429,568
Stockton University, Series A, 5.00%, 7/01/41	2,370	2,523,718
William Paterson University (AGC), 4.75%, 7/01/18 (c)	4,735	4,983,445
William Paterson University (AGC), 5.00%, 7/01/18 (c)	230	242,873
William Paterson University (AGC), 5.00%, 7/01/28	20	20,931
William Paterson University (AGC), 4.75%, 7/01/34	380	395,363
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	1,325	1,348,068
4.50%, 12/01/28	3,120	3,277,154
4.00%, 12/01/29	5,715	5,784,666
4.00%, 12/01/29	880	891,581
4.50%, 12/01/29	3,910	4,100,652
4.63%, 12/01/30	3,815	4,001,859
4.00%, 12/01/31	1,435	1,437,899
4.25%, 12/01/32	2,050	2,076,609
4.13%, 12/01/35	880	873,690
4.50%, 12/01/36	1,805	1,840,017
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	1,080	1,180,732
5.50%, 12/01/26	1,295	1,406,331
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/42	6,945	7,630,819
5.00%, 7/01/45	7,500	8,165,475
Rutgers — The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,565	1,780,313
5.00%, 5/01/43	10,000	11,119,600

		144,848,390
Health — 18.9%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 2/15/33	2,000	2,097,840
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,390	1,441,402
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	6,865	7,136,442
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	4,625	4,807,873
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	7,105	7,949,784
Virtua Health, Series A (AGC), 5.50%, 7/01/38	4,035	4,356,549

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 7/01/21 (c)	$4,055	$4,724,845
AHS Hospital Corp., 6.00%, 7/01/21 (c)	4,180	4,959,236
Catholic Health East Issue, 5.00%, 11/15/33	1,925	2,104,429
Hackensack University Medical Center (AGC), 5.13%, 1/01/27	1,500	1,542,615
Hackensack University Medical Center (AGM), 4.63%, 1/01/30	7,795	8,149,361
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,128,340
Meridian Health System Obligated Group, 5.00%, 7/01/26	3,720	4,166,363
Princeton Healthcare System, 5.00%, 7/01/34	1,330	1,463,053
Princeton Healthcare System, 5.00%, 7/01/39	1,825	1,968,463
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	1,865	1,849,912
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	3,080	3,344,788
St. Barnabas Health Care System, Series A, 5.00%, 7/01/21 (c)	3,640	4,163,978
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	4,450	5,208,681
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	4,860	5,688,581
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/34	570	537,140
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	1,520	1,589,631
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	2,020	1,816,485
Virtua Health, 5.00%, 7/01/28	3,000	3,374,190
Virtua Health, 5.00%, 7/01/29	715	797,797

		86,367,778
Housing — 7.0%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	1,500	1,487,130
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	6,450	6,597,512
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,816,682
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	1,335	1,335,627
S/F Housing, Series AA, 6.50%, 10/01/38	190	195,571
S/F Housing, Series B, 4.50%, 10/01/30	9,455	9,902,032
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,120	3,198,998
M/F Housing, Series 2, 4.75%, 11/01/46	3,795	3,886,763
S/F Housing, Series T, 4.70%, 10/01/37	600	600,522

		32,020,837
State — 26.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (b):
0.00%, 11/01/23	15,725	12,677,652
0.00%, 11/01/25	10,000	7,384,700

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	$5,000	$5,609,050
5.25%, 11/01/21	7,705	8,782,621
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (b)	2,325	2,073,389
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,009,178
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	5,000	5,606,000
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,442,450
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	18,105	18,574,825
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	3,960	4,319,766
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	40	43,603
School Facilities Construction, Series KK, 5.00%, 3/01/38	325	323,729
School Facilities Construction, Series U, 5.00%, 9/01/17 (c)	2,810	2,876,962
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/17 (c)	1,070	1,095,498
School Facilities Construction, Series Y, 5.00%, 9/01/18 (c)	1,000	1,061,960
Series WW, 5.25%, 6/15/33	380	387,714
Series WW, 5.00%, 6/15/34	5,500	5,493,345
Series WW, 5.00%, 6/15/36	3,115	3,110,982
Series WW, 5.25%, 6/15/40	8,375	8,482,032
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/24	5,000	5,362,800
Cigarette Tax, 5.00%, 6/15/26	1,250	1,325,788
Cigarette Tax, 5.00%, 6/15/28	2,430	2,564,792
Cigarette Tax, 5.00%, 6/15/29	3,195	3,359,415
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,154,830
School Facilities Construction, Series NN, 5.00%, 3/01/29	5,000	5,089,050
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/19 (c)	1,580	1,726,782

		118,938,913
Transportation — 28.0%
Delaware River Port Authority, RB:
5.00%, 1/01/29	2,000	2,254,780
5.00%, 1/01/37	8,830	9,682,625
Series D, 5.05%, 1/01/35	1,430	1,552,694
Series D (AGM), 5.00%, 1/01/40	5,200	5,641,324
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	1,520	1,709,498
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM):
3.00%, 9/01/39	2,500	2,104,650
4.00%, 9/01/40	2,000	2,015,820
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT:
5.13%, 1/01/34	2,290	2,412,126
5.38%, 1/01/43	7,730	8,170,223
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	8,000	8,817,440

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/29	$4,000	$4,909,560
Series A (BHAC), 5.25%, 1/01/29	500	614,825
Series A (AGM), 5.25%, 1/01/30	4,000	4,919,160
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (b)	6,000	2,147,100
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (b)	8,800	4,177,184
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (b)	4,160	1,641,078
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36 (b)	7,210	2,686,518
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	2,250	2,366,955
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	10,520	10,773,322
Transportation Program, Series AA, 5.00%, 6/15/33	3,000	3,016,650
Transportation Program, Series AA, 5.25%, 6/15/33	5,690	5,803,800
Transportation Program, Series AA, 5.25%, 6/15/34	1,305	1,333,279
Transportation Program, Series AA, 5.00%, 6/15/38	2,340	2,327,692
Transportation System, Series A, 6.00%, 6/15/35	6,365	6,889,476
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	2,997,035
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,394,956
Transportation System, Series B, 5.25%, 6/15/36	2,500	2,539,800
Transportation System, Series D, 5.00%, 6/15/32	3,300	3,336,201
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,184,060
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,044,640
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,500,000
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,436,379
Consolidated, 152nd Series, 5.75%, 11/01/30	6,000	6,324,720

		127,725,570
Utilities — 5.2%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 4/01/22	2,000	2,094,320
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	6,045	6,800,081
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
0.00%, 9/01/26	4,100	2,993,287
0.00%, 9/01/28	6,600	4,423,980
0.00%, 9/01/29	9,650	6,200,125
0.00%, 9/01/33	2,350	1,289,915

		23,801,708
Total Municipal Bonds in New Jersey		637,961,678

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	23

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.3%
Health — 1.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A:
6.50%, 11/15/20	$1,445	$1,470,605
6.13%, 11/15/30	4,220	4,346,769
Total Municipal Bonds in Puerto Rico		5,817,374
Total Municipal Bonds — 141.1%		643,779,052

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New Jersey — 21.5%
County/City/Special District/School District — 4.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	17,300	18,571,031
Education — 1.2%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (c)	4,998	5,417,925
State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,122,079
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 3/01/29 (f)	6,698	6,817,454

		21,939,533
Transportation — 11.5%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	3,120	3,548,095
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (f)	9,300	10,287,288

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	$2,661	$2,702,968
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	15,545	17,056,686
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	10,000	10,689,800
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	7,827	8,152,427

		52,437,264
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.5%		98,365,753
Total Long-Term Investments (Cost — $708,033,208) — 162.6%		742,144,805

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (g)(h)	1,642,362	1,642,526
Total Short-Term Securities (Cost — $1,642,463) — 0.4%		1,642,526
Total Investments (Cost — $709,675,671) — 163.0%		743,787,331
Other Assets Less Liabilities — 1.1%		4,347,334
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.1)%		(55,170,558)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.0)%		(236,599,378)

Net Assets Applicable to Common Shares — 100.0%		$456,364,729

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $13,907,845. See Note 4 of the Notes to Financial Statements for details.

(g)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	15,571,111	(13,928,749)	1,642,362	$1,642,526	$12,499	$5,224	$63
[1] Includes net capital gain distributions.

(h)	Current yield as of period end.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(66)	5-Year U.S. Treasury Note	March 2017	$7,779,234	$(17,980)
(310)	10-Year U.S. Treasury Note	March 2017	$38,585,313	(103,946)
(153)	Long U.S. Treasury Bond	March 2017	$23,079,094	(27,959)
(12)	Ultra U.S. Treasury Bond	March 2017	$1,928,250	(8,935)
Total				$(158,820)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$158,820	—	$158,820

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$2,261,009	—	$2,261,009
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$261,656	—	$261,656

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$362,820	[1]
Average notional value of contracts — short	$48,761,117
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	25

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$742,144,805	—	$742,144,805
Short Term Securities	$1,642,526	—	—	1,642,526

Total	$1,642,526	$742,144,805	—	$743,787,331

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(158,820)	—	—	$(158,820)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(55,088,706)	—	$(55,088,706)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

Total	—	$(292,188,706)	—	$(292,188,706)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$2,985	$3,309,618
6.13%, 6/01/19	1,500	1,667,430
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	388,507

		5,365,555
California — 20.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	1,960	2,099,336
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,309,781
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	720	831,917
2nd, 5.25%, 5/01/33	560	621,522
5.00%, 5/01/44	745	806,053
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,790,176
6.25%, 3/01/34	1,250	1,435,325
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	1,400	1,488,802
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,145,056
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,000	1,173,260
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,286,040
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	1,020	1,124,927
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,792,827
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,180,540
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	490	573,589
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	370	423,165
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,235	2,568,104

		24,650,420
Colorado — 2.6%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	567,935
5.50%, 11/15/30	225	253,618
5.50%, 11/15/31	270	303,580
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,300	1,439,607
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	500	539,870

		3,104,610
Florida — 13.3%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	309,434

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	$575	$620,667
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,321,737
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,106,960
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	90	90,877
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	85	86,186
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,840	2,147,004
Series A, 5.50%, 10/01/42	2,125	2,395,831
Series B, AMT, 6.00%, 10/01/26	590	695,911
Series B, AMT, 6.00%, 10/01/27	775	913,345
Series B, AMT, 6.25%, 10/01/38	310	367,161
Series B, AMT, 6.00%, 10/01/42	410	472,295
County of Miami-Dade Florida, Refunding RB:
Seaport Department, Series D, AMT, 6.00%, 10/01/26	735	866,940
Water & Sewer System, Series B, 5.25%, 10/01/29	500	577,130
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,360,716
Orange County Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,000	1,051,730
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	710	816,954

		16,200,878
Hawaii — 1.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	281,608
5.25%, 8/01/26	810	904,616
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,000	1,073,790

		2,260,014
Illinois — 18.8%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,010	1,068,590
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	770	864,025
Series C, 6.50%, 1/01/21 (a)	3,680	4,377,323
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	1,400	1,523,648
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,068,430
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,145,020
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,375	1,444,547
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,072,780
5.25%, 12/01/43	1,160	1,223,881

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	27

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	$1,555	$1,764,972
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 1/01/38	1,000	1,094,940
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,059,464
6.00%, 6/01/28	270	306,966
State of Illinois, GO:
5.25%, 2/01/32	1,000	1,019,340
5.50%, 7/01/33	1,500	1,563,210
5.50%, 7/01/38	280	289,453

		22,886,589
Indiana — 4.1%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	375	380,490
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	840	908,897
5.50%, 1/01/38	3,470	3,739,445

		5,028,832
Iowa — 1.3%
Iowa Higher Education Loan Authority, RB, Private College Facility, Grinnell College Project, 5.00%, 12/01/41 (b)	1,330	1,535,099
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	885	955,703
5.25%, 2/01/27	115	122,998

		1,078,701
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	405,349
Series A-2, 6.00%, 1/01/23	160	172,634
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,000	1,148,350
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	805	850,627

		2,576,960
Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	645	685,403
Massachusetts Development Finance Agency, Refunding RB, Emerson College, 5.00%, 1/01/41	525	550,499
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,480	1,569,096

		2,804,998
Michigan — 3.4%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/36	5	5,406
6.25%, 7/01/19 (a)	1,795	2,007,061
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	775	741,133
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,265	1,405,706

		4,159,306

Municipal Bonds	Par (000)	Value
Minnesota — 2.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	$460	$503,612
6.50%, 11/15/38	2,540	2,742,997

		3,246,609
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,506,480
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	260	296,291

		1,802,771
Nebraska — 0.7%
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	920	896,466
Nevada — 4.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,570,106
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,042,320
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	1,500	1,644,255

		5,256,681
New Jersey — 4.9%
New Jersey EDA, RB:
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,000	1,056,950
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	530	579,810
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	980	1,069,033
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	20	21,801
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,511,566
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series AA, 5.50%, 6/15/39	1,600	1,662,544

		5,901,704
New York — 6.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	1,545	1,687,264
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,151,020
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	600	632,964
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,787,975

		7,259,223
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,500	1,710,915

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
South Carolina — 8.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	$1,470	$1,684,649
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	1,810	2,068,902
6.00%, 7/01/38	1,155	1,311,110
5.50%, 7/01/41	1,000	1,106,150
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	750	811,958
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	2,535	2,791,618
Series E, 5.25%, 12/01/55	350	383,359

		10,157,746
Texas — 19.6%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,250	2,391,255
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,053,272
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,319,299
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	950	1,039,120
6.00%, 5/15/19 (a)	2,560	2,836,147
6.00%, 5/15/19 (a)	1,945	2,154,807
6.00%, 11/15/35	140	154,666
6.00%, 11/15/36	110	121,524
5.38%, 11/15/38	50	53,888
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	265	291,264
6.50%, 7/01/37	835	899,228
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,053,980
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	2,500	2,888,000
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	837,456
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	2,750	3,128,097
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,137,800
Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,400	1,520,890
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	420	472,731
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	525	544,672

		23,898,096
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	419,429
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,098,520

		1,517,949

Municipal Bonds	Par (000)	Value
Washington — 1.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	$1,000	$1,114,240
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	812,247

		1,926,487
Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	800	800,600
Total Municipal Bonds — 128.3%		156,027,209

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	920	940,120
California — 4.2%
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, Series B, 5.00%, 5/15/46	2,050	2,249,322
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No.2, 5.00%, 10/01/43	2,565	2,907,376

		5,156,698
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,216	1,329,156
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	759	821,405
Florida — 2.2%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,637,540
Nevada — 7.4%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	2,010	2,150,700
Series B, 5.50%, 7/01/19	1,994	2,198,013
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,700,388

		9,049,101
New Jersey — 2.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,666,779
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,000	1,016,153

		2,682,932
New York — 15.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	2,999	3,391,540
Series FF-2, 5.50%, 6/15/40	1,095	1,195,828

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	29

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,000	$1,067,827
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,000	1,131,767
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,360	2,672,016
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,349,916
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,770	2,014,595
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	3,250	3,497,488

		18,320,977
Pennsylvania — 1.5%
Pennsylvania Turnpike Commission, RB, Sub Series A, 13.56%, 12/01/42	1,664	1,897,148
Texas — 2.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (a)(d)	2,609	2,816,240

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$1,005	$1,065,376
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.4%		46,716,693
Total Long-Term Investments (Cost — $188,980,309) — 166.7%		202,743,902

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	1,295,564	1,295,693
Total Short-Term Securities (Cost — $1,295,693) — 1.0%		1,295,693
Total Investments (Cost — $190,276,002) — 167.7%		204,039,595
Liabilities in Excess of Other Assets — (0.0)%		(41,182)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.3)%		(25,859,871)
VMTP Shares at Liquidation Value — (46.4)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$121,638,542

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2017 to November 15, 2019, is 4,627,650. See Note 4 of the Notes to Financial Statements for details.

(e)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	204,010	1,091,554	1,295,564	$1,295,693	$1,385	$1,844	—
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(21)	5-Year U.S. Treasury Note	March 2017	$2,475,211	$(4,683)
(55)	10-Year U.S. Treasury Note	March 2017	$6,845,781	(21,317)
(24)	Long U.S. Treasury Bond	March 2017	$3,620,250	(6,169)
(5)	Ultra U.S. Treasury Bond	March 2017	$803,438	(3,772)
Total				$(35,941)

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$35,941	—	$35,941

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$523,596	—	$523,596
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(15,095)	—	$(15,095)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$9,849,254

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$202,743,902	—	$202,743,902
Short-Term Securities	$1,295,693	—	—	1,295,693

Total	$1,295,693	$202,743,902	—	$204,039,595

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(35,941)	—	—	$(35,941)
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(25,820,715)	—	$(25,820,715)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

Total	—	$(82,320,715)	—	$(82,320,715)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	31

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 137.2%
Corporate — 4.0%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$14,500	$18,033,505
County/City/Special District/School District — 22.6%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 5/01/27	1,600	1,720,144
4.50%, 5/01/29	1,505	1,600,778
Battle Creek School District Michigan, GO, Refunding, (Q-SBLF):
5.00%, 5/01/35	1,100	1,220,186
5.00%, 5/01/36	1,500	1,660,155
5.00%, 5/01/37	1,170	1,292,019
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/35	2,965	3,290,112
Charter Township of Canton Michigan, GO, Capital Improvement (AGM) (a):
5.00%, 4/01/17	3,250	3,272,978
5.00%, 4/01/17	1,000	1,007,070
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	5,185	5,714,233
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	1,200	1,342,212
5.50%, 5/01/41	2,185	2,443,944
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	1,000	1,009,840
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	5,300	5,684,197
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 5/01/32	1,500	1,679,100
5.00%, 5/01/33	1,600	1,782,768
5.00%, 5/01/34	1,200	1,331,676
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 5/01/41	1,140	1,267,406
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 5/01/33	1,500	1,685,085
5.00%, 5/01/34	1,500	1,678,185
5.00%, 5/01/35	1,000	1,115,740
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	4,950	5,284,571
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	1,000	1,118,510
5.50%, 5/01/36	2,000	2,237,020
5.50%, 5/01/41	2,575	2,880,163
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 5/01/40	3,250	3,569,670
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,750	7,491,015
Kentwood Public Schools, GO, School Building & Site:
5.00%, 5/01/41	1,120	1,247,030
5.00%, 5/01/44	1,815	2,016,338
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	5,000	5,438,000
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 5/01/39	3,375	3,722,153

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Portage Public Schools, GO, Refunding School Building & Site:
5.00%, 11/01/34	$1,000	$1,123,490
5.00%, 11/01/36	1,000	1,117,610
5.00%, 11/01/37	1,250	1,392,825
5.00%, 11/01/35	1,340	1,502,086
Romeo Community School District, GO, Refunding School Building & Site, Series 1 (Q-SBLF), 5.00%, 5/01/41	2,250	2,501,460
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/17 (a)	3,000	3,031,830
Township of Montrose Michigan Community Schools, GO, (NPFGC) (Q-SBLF), 6.20%, 5/01/17	210	212,209
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/28	2,000	2,275,440
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 5/01/37	2,850	3,140,900
5.00%, 5/01/40	2,630	2,893,421
5.00%, 5/01/43	1,530	1,678,410
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 5/01/33	1,000	1,106,630
5.00%, 5/01/34	1,000	1,102,110
5.00%, 5/01/35	1,000	1,098,360

		100,979,079
Education — 25.3%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	835,111
Ferris State University, Refunding RB:
5.00%, 10/01/41	2,250	2,493,495
General (AGM), 4.50%, 10/01/24	1,595	1,671,145
General (AGM), 4.50%, 10/01/25	1,405	1,472,075
Grand Valley State University, RB, (NPFGC), 5.50%, 2/01/18	390	396,139
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	1,720	1,664,564
College for Creative Studies, 5.00%, 12/01/36	1,550	1,618,231
College for Creative Studies, 5.00%, 12/01/40	2,900	3,013,709
College for Creative Studies, 5.00%, 12/01/45	4,400	4,559,324
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/28	8,750	8,874,600
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	5,957,112
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/30	2,850	2,862,227
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/31	3,150	3,154,662
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	8,470	9,146,922
5.00%, 2/15/44	1,000	1,079,920
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	1,972,062
Oakland University, RB, General:
5.00%, 3/01/32	400	441,416
5.00%, 3/01/47	2,500	2,758,625

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (continued)
Oakland University, RB, General (continued):
Series A, 5.00%, 3/01/38	$5,490	$6,041,745
Series A, 5.00%, 3/01/43	16,845	18,489,072
University of Michigan, RB, Series A, 5.00%, 4/01/39	3,425	3,847,200
University of Michigan, Refunding RB, 5.00%, 4/01/46	10,000	11,377,200
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,288,660
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	3,910,165
5.25%, 11/15/43	8,475	9,434,200
(AGM), 5.25%, 11/15/33	1,000	1,127,410
(AGM), 5.00%, 11/15/39	1,750	1,919,505

		113,406,496
Health — 35.5%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 7/01/44	4,230	4,535,491
5.00%, 7/01/47	2,200	2,355,958
Kalamazoo Hospital Finance Authority, RB (AGM), Bronson Methodist Hospital:
5.25%, 5/15/20 (a)	4,140	4,649,179
5.25%, 5/15/36	3,360	3,594,931
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	8,247,675
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	2,070	2,020,589
Sparrow Obligated Group, 5.00%, 11/15/36	2,500	2,718,050
Sparrow Obligated Group, 5.00%, 11/15/45	3,750	4,045,050
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	3,000	3,233,280
Henry Ford Health System, 3.25%, 11/15/42	1,145	935,431
Henry Ford Health System, 4.00%, 11/15/46	6,000	5,737,800
Hospital, McLaren Health Care, 5.00%, 5/15/32	1,000	1,110,100
Hospital, McLaren Health Care, 5.00%, 5/15/33	2,000	2,211,100
Hospital, McLaren Health Care, 5.00%, 5/15/34	5,000	5,501,300
Hospital, McLaren Health Care, 5.00%, 5/15/34	1,500	1,650,390
Hospital, McLaren Health Care, 5.00%, 5/15/35	4,945	5,422,242
MidMichigan Health, 5.00%, 6/01/39	1,500	1,620,165
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	20	23,103
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,640,900
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	7,291,960
Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,577,052
Michigan State Hospital Finance Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/25	6,000	6,491,460

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.75%, 11/15/19 (a)	$3,165	$3,540,907
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,318,480
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	1,000	1,019,010
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	5,730	5,838,927
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	3,970	4,045,470
Hospital, Sparrow Obligated Group, 5.00%, 11/15/17 (a)	3,330	3,437,126
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,365	1,392,955
McLaren Health Care, Series A, 5.75%, 5/15/18 (a)	6,000	6,357,060
McLaren Health Care, Series A, 5.00%, 6/01/35	2,250	2,423,002
Trinity Health, 6.50%, 12/01/18 (a)	425	465,834
Trinity Health, 6.50%, 12/01/33	80	86,706
Trinity Health Credit Group, 6.50%, 12/01/18 (a)	1,895	2,077,072
Trinity Health Credit Group, Series A, 6.13%, 12/01/18 (a)	940	1,023,942
Trinity Health Credit Group, Series A, 6.25%, 12/01/18 (a)	1,500	1,637,340
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,404,410
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	25,505	27,258,469
Series W, 6.00%, 8/01/19 (a)	1,500	1,670,820
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	2,000	2,222,460

		158,833,196
Housing — 6.6%
Michigan State HDA, RB:
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,035,390
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	3,490	3,583,009
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,131,350
M/F Housing, Series A, 4.30%, 10/01/40	3,320	3,347,921
S/F Housing, Series A, 4.75%, 12/01/25	6,840	7,198,553
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,390	3,393,254
Michigan State HDA, Refunding RB, M/F Housing, Series A, 6.05%, 10/01/41	5,460	5,790,057

		29,479,534
State — 16.4%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	5,853,384
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 4/01/31	1,000	1,074,720
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,329,070

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	33

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (continued)
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	$7,000	$7,842,380
State of Michigan, COP, (AMBAC), 0.00%, 6/01/22 (b)(c)	3,000	2,687,970
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,256,213
State of Michigan Building Authority, Refunding RB:
Facilities Program, Series I, 6.25%, 10/15/18 (a)	3,780	4,103,757
Facilities Program, Series I, 6.25%, 10/15/18 (a)	2,260	2,453,569
Facilities Program, Series I, 6.25%, 10/15/38	210	226,292
Facilities Program, Series I (AGC), 5.25%, 10/15/24	6,000	6,549,240
Facilities Program, Series I (AGC), 5.25%, 10/15/25	3,500	3,816,505
Facilities Program, Series I (AGC), 5.25%, 10/15/26	1,000	1,089,330
Facilities Program, Series I-A, 5.50%, 10/15/45	2,000	2,233,540
Facilities Program, Series II (AGM), 5.00%, 10/15/26	7,500	8,118,600
Series I, 5.00%, 4/15/41	4,750	5,273,973
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,356,730
5.00%, 11/15/36	5,345	5,954,918

		73,220,191
Transportation — 11.4%
State of Michigan, RB, Garvee, GAB (AGM), 5.25%, 9/15/17 (a)	8,500	8,732,900
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,578,397
Series D, 5.00%, 12/01/35	3,850	4,214,903
Series D, 5.00%, 12/01/45	5,000	5,422,950
Wayne County Airport Authority, Refunding RB, AMT:
(AGC), 5.75%, 12/01/25	4,000	4,284,200
(AGC), 5.75%, 12/01/26	4,060	4,348,463
(AGC), 5.38%, 12/01/32	13,000	13,694,590
Series F, 5.00%, 12/01/34	8,000	8,708,000

		50,984,403
Utilities — 15.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,655	2,861,984
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	4,325	4,606,601
City of Detroit Michigan Water Supply System Revenue, RB, Series A (NPFGC), 5.00%, 7/01/34	10	10,023
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,280	1,432,179
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 7/01/39	10,000	11,138,800
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	3,180	3,567,038
5.00%, 7/01/31	6,830	7,535,197

Municipal Bonds	Par (000)	Value
Michigan (continued)
Utilities (continued)
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A (continued):
5.00%, 7/01/37	$3,335	$3,679,339
5.50%, 7/01/41	5,000	5,655,900
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	535,345
5.63%, 10/01/40	1,500	1,642,830
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 7/01/46	10,000	10,721,100
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 7/01/34	2,000	2,195,600
Government Loan Program, 5.00%, 7/01/35	750	820,508
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/31	1,000	1,111,000
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/32	5,250	5,810,910
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/33	3,000	3,308,100
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/20 (a)	2,000	2,252,200

		68,884,654
Total Municipal Bonds — 137.2%		613,821,058

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Michigan — 24.8%
County/City/Special District/School District — 4.2%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/17 (a)	10,440	11,040,874
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/18 (a)	7,500	7,873,275

		18,914,149
Education — 12.0%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	10,000	11,274,300
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/18 (a)	10,000	10,555,400
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	10,000	10,962,200
Wayne State University, Refunding RB, General (AGM):
5.00%, 11/15/18 (a)	8,880	9,364,746
5.00%, 11/15/35	11,120	11,727,024

		53,883,670
Health — 8.6%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	10,002	10,810,510
Michigan Finance Authority, Refunding RB:
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	212,779
Trinity Health Corp., Series 2016, 5.00%, 12/01/45	19,735	21,596,346

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$5,150	$5,664,279

		38,283,914
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.8%		111,081,733
Total Long-Term Investments (Cost — $693,696,916) — 162.0%		724,902,791

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	4,724,982	$4,725,454
Total Short-Term Securities (Cost — $4,725,361) — 1.1%		4,725,454
Total Investments (Cost — $698,422,277) — 163.1%		729,628,245
Other Assets Less Liabilities — 1.6%		7,094,870
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.9)%		(57,166,919)
Loan for TOB Trust Certificates		(659,835)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.8)%		(231,461,378)

Net Assets Applicable to Common Shares — 100.0%		$447,434,983

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,096,066	628,916	4,724,982	$4,725,454	$9,319	$330	$93
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(67)	5-Year U.S. Treasury Note	March 2017	$7,897,102	$(7,737)
(272)	10-Year U.S. Treasury Note	March 2017	$33,855,500	(39,097)
(158)	Long U.S. Treasury Bond	March 2017	$23,833,312	55,351
(24)	Ultra U.S. Treasury Bond	March 2017	$3,856,500	396
Total				$8,913

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	35

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$55,747	—	$55,747
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$46,834	—	$46,834

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$2,485,299	—	$2,485,299
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$255,703	—	$255,703

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$483,760	[1]
Average notional value of contracts — short	$50,393,176
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$724,902,791	—	$724,902,791
Short-Term Securities	$4,725,454	—	—	4,725,454

Total	$4,725,454	$724,902,791	—	$729,628,245

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$55,747	—	—	$55,747
Liabilities:
Interest rate contracts	(46,834)	—	—	(46,834)

Total	$8,913	—	—	$8,913

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
TOB Trust Certificates	—	$(57,062,222)	—	$(57,062,222)
Loan for TOB Trust Certificates	—	(659,835)	—	(659,835)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

Total	—	$(289,622,057)	—	$(289,622,057)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	37

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 117.8%
Corporate — 3.0%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$3,745	$1,546,797
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,510	1,646,655
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,712,030
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	191,392
National Gypsum Co., 5.50%, 11/01/44	135	142,386

		6,239,260
County/City/Special District/School District — 31.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	197,900
5.00%, 5/01/42	450	466,133
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 8/01/34	1,610	1,784,991
5.00%, 8/01/35	1,210	1,336,832
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,061,154
Boyertown Area School District, GO:
5.00%, 10/01/36	610	674,446
5.00%, 10/01/38	920	1,014,732
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGM), 5.25%, 12/15/18 (b)	5,000	5,384,950
(AGC), 5.00%, 8/01/24	2,370	2,561,946
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	1,095	1,237,821
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	780	867,422
5.00%, 12/01/40	1,000	1,111,360
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/29	260	283,868
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19 (b)	500	550,465
County of Montgomery Pennsylvania IDA, RB, Acts Retirement Life Communities, Inc., 5.00%, 11/15/36	1,955	2,084,206
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	180	202,568
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	500	548,275
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	3,000	3,066,030
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,092,041
Marple Newtown School District, GO, (AGM), 5.00%, 6/01/19 (b)	4,100	4,455,880
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/17 (b)	1,585	1,596,206
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	728,924
Philadelphia School District, GO, Series E (b):
2015, 6.00%, 9/01/18	5	5,383
2015-2, 6.00%, 9/01/18	5	5,383
2016, 6.00%, 9/01/18	3,340	3,595,577

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 9/01/30 (c)	$6,145	$3,749,556
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	2,190	2,407,029
Corry Area School District, CAB, 0.00%, 12/15/22 (c)	1,640	1,403,791
Corry Area School District, CAB, 0.00%, 12/15/23 (c)	1,980	1,626,194
Corry Area School District, CAB, 0.00%, 12/15/24 (c)	1,980	1,566,576
Corry Area School District, CAB, 0.00%, 12/15/25 (c)	1,770	1,342,793
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC) (b):
5.00%, 5/15/19	215	233,355
5.00%, 5/15/19	215	233,251
5.00%, 5/15/19	855	927,581
Township of Bristol Pennsylvania School District, GO:
5.00%, 6/01/40	775	830,025
(BAM), 5.00%, 6/01/42	1,685	1,863,981
5.25%, 6/01/43	6,925	7,640,837
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,375,702
Township of Lower Paxton Pennsylvania, GO:
5.00%, 4/01/42	435	483,007
5.00%, 4/01/46	1,435	1,589,506
Township of Upper Moreland Pennsylvania School District, GO, 5.00%, 10/01/34	130	144,717

		64,332,394
Education — 18.0%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	109,162
5.00%, 8/15/25	100	108,877
5.00%, 8/15/26	100	108,877
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	212,324
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	900	988,335
6.38%, 1/01/39	100	108,678
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,205	1,335,971
5.00%, 8/01/45	3,610	3,988,400
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	415	451,238
Villanova University, 5.25%, 12/01/19 (b)	100	110,985
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College:
5.00%, 10/01/36	610	657,964
3.88%, 10/01/45	1,330	1,240,837
Lancaster Higher Education Authority, RB, Harrisburg Area Community College Project, 3.00%, 4/01/36	1,090	961,108

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 11/01/17 (b)	$1,650	$1,700,457
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,460	1,502,690
Thomas Jefferson University, 5.00%, 3/01/20 (b)	1,000	1,068,920
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	3,930	4,356,405
La Salle University, 5.00%, 5/01/37	1,325	1,388,918
La Salle University, 5.00%, 5/01/42	1,855	1,941,573
State System of Higher Education, Series AL, 5.00%, 6/15/35	280	305,150
Thomas Jefferson University, 4.00%, 3/01/37	385	388,831
Thomas Jefferson University, 5.00%, 9/01/45	2,000	2,191,860
University of the Sciences Philadelphia, 5.00%, 11/01/30	940	1,048,683
University of the Sciences Philadelphia, 5.00%, 11/01/31	775	860,692
University Properties, Inc. Student Housing Project, Series A, 5.00%, 7/01/35	300	314,925
Widener University, Series A, 5.25%, 7/15/33	1,580	1,732,770
Widener University, Series A, 5.50%, 7/15/38	385	423,073
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,088,380
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 4/01/45	2,170	2,386,436
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	943,951
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	485	503,294
5.00%, 7/01/35	435	452,865
5.00%, 7/01/45	300	308,268
5.00%, 7/01/47	820	842,648
University of Pittsburgh, RB, Commonwealth System of Higher Education Capital Project, Series B, 5.00%, 3/15/19 (b)	610	658,873

		36,792,418
Health — 19.7%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 7/01/41	3,000	3,240,960
County of Allegheny Pennsylvania Hospital Development Authority, RB, University of Pittsburgh Medical Center Health, Series B (NPFGC), 6.00%, 7/01/26	2,000	2,522,740
County of Allegheny Pennsylvania Hospital Development Authority, Refunding RB, University of Pittsburgh Medical Center Health, Series A-1, 1.41%, 2/01/37 (a)	2,500	2,279,550
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	765	820,692
Series A3, 5.50%, 11/01/31	500	547,355

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21 (b)	$2,410	$2,994,979
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	211,573
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	2,600	2,736,968
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/19 (b)	240	266,218
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	449,437
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	575	655,753
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	425	465,532
University of Pennsylvania Health System, 5.00%, 8/15/42	1,600	1,772,656
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/18 (b)	7,995	8,430,887
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/19 (b)	490	514,407
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19 (b)	235	266,598
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	943,187
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	602,874
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	220	205,810
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	522,804
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.25%, 6/01/39	1,000	1,063,560
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	520	562,448
5.75%, 5/01/35	865	935,497
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,076,130
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	1,026,555
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	1,310	1,430,468
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	2,055	2,322,171

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	39

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	$595	$646,789
6.00%, 6/01/29	655	699,907

		40,214,505
Housing — 10.5%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	400	407,540
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	408,912
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	2,305	2,275,242
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,000	1,005,490
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	1,600	1,599,920
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage:
Series 096-A, AMT, 4.70%, 10/01/37	735	735,294
Series 097-A, AMT, 4.65%, 10/01/31	1,300	1,301,183
Series 099-A, AMT, 5.15%, 4/01/38	1,065	1,113,276
Series 115-A, AMT, 4.20%, 10/01/33	750	775,808
Series 119, 3.50%, 10/01/36	1,515	1,434,251
Series 121, 3.10%, 10/01/36	3,000	2,676,240
Philadelphia Housing Authority, RB, Capital Fund Program, M/F Housing, Series A (AGM), 5.50%, 12/01/18	3,000	3,026,280
Philadelphia IDA, RB, Series A:
3.00%, 12/01/29	750	694,545
3.50%, 12/01/36	790	705,225
4.00%, 12/01/46	2,970	2,655,625
4.00%, 12/01/51	790	691,961

		21,506,792
State — 10.5%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 4/01/26	1,385	1,579,371
5.00%, 6/01/28	4,460	4,997,965
5.00%, 3/15/33	1,775	1,960,434
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	7,500	7,914,675
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18 (b)	4,600	4,921,448

		21,373,893
Transportation — 17.8%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	3,825	4,147,792
AMT (AGM), 5.00%, 6/15/37	5,900	5,971,213
Delaware River Port Authority, RB:
5.00%, 1/01/29	475	535,510
5.00%, 1/01/37	2,285	2,505,640
Series D, 5.00%, 1/01/40	750	812,542
Series D (AGM), 5.00%, 1/01/40	1,560	1,692,397
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,347,217
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (c)	4,760	1,546,381

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (continued)
Pennsylvania Turnpike Commission, RB (continued):
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (c)	$1,275	$490,340
Series A, 5.13%, 12/01/20 (b)	75	85,184
Series A, 5.13%, 12/01/26	25	27,564
Pennsylvania Turnpike Commission, Refunding RB:
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,651,380
Sub-Series B (AGM), 5.25%, 6/01/19 (b)	1,695	1,848,974
Sub-Series B (AGM), 5.25%, 6/01/39	1,805	1,933,552
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,860	2,057,197
5.00%, 6/01/29	2,465	2,723,135

		36,376,018
Utilities — 6.8%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 8/01/20 (b)	660	745,246
5.25%, 8/01/40	1,040	1,137,687
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	800	888,712
5.00%, 8/01/31	600	663,354
5.00%, 8/01/32	800	880,776
5.00%, 8/01/33	400	438,852
5.00%, 8/01/34	700	764,785
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/19 (b)	800	862,312
Series C (AGM), 5.00%, 8/01/40	3,350	3,648,485
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,577,832
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	32,416
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	420	465,255
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,605	1,709,116

		13,814,828
Total Municipal Bonds — 117.8%		240,650,108

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Pennsylvania — 45.0%
Education — 13.6%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A:
5.75%, 8/15/21 (b)	5,120	6,051,635
4.00%, 8/15/39	7,815	7,892,278
Pennsylvania Higher Educational Facilities Authority, Series AR, 4.00%, 6/15/38	11,335	11,374,638
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 3/15/19 (b)	2,202	2,378,081

		27,696,632

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Health — 13.5%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	$3,000	$3,180,120
Series A, 5.25%, 6/01/39	3,128	3,327,118
Series A-1, 5.13%, 6/01/41	7,430	8,013,462
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 3/15/40	8,000	7,963,840
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	5,110,935

		27,595,475
Housing — 3.0%
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 114A, 3.70%, 10/01/42	2,922	3,020,304
Series 115A, AMT, 4.20%, 10/01/33	3,000	3,103,230

		6,123,534
State — 12.1%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 3/15/19 (b)	6,028	6,504,537
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	7,000	7,626,360
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18 (b)	10,000	10,698,800

		24,829,697

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Transportation — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$1,680	$1,915,385
Utilities — 1.9%
County of Westmoreland Pennsylvania Municipal Authority, RB, Westmoreland County, Pennsylvania (BAM), 5.00%, 8/15/42	3,493	3,844,227
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.0%		92,004,950
Total Long-Term Investments (Cost — $320,801,423) — 162.8%		332,655,058

Short-Term Securities — 1.2%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	2,391,354	2,391,593
Total Short-Term Securities (Cost — $2,391,360) — 1.2%		2,391,593
Total Investments (Cost — $323,192,783) — 164.0%		335,046,651
Other Assets Less Liabilities — 1.8%		3,751,299
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.5)%		(52,174,523)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.3)%		(82,325,227)

Net Assets Applicable to Common Shares — 100.0%		$204,298,200

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	455,980	1,935,374	2,391,354	$2,391,593	$9,339	$241	$233
[1] Includes net capital gain distributions.

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(15)	5-Year U.S. Treasury Note	March 2017	$1,768,008	$(4,744)
(90)	10-Year U.S. Treasury Note	March 2017	$11,202,187	(37,376)
(65)	Long U.S. Treasury Bond	March 2017	$9,804,844	(12,895)
(12)	Ultra U.S. Treasury Bond	March 2017	$1,928,250	(8,371)
Total				$(63,386)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	41

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$63,386	—	$63,386

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$1,072,338	—	$1,072,338
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(33,510)	—	$(33,510)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$241,880	[1]
Average notional value of contracts — short	$18,098,613
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$332,655,058	—	$332,655,058
Short-Term Securities	$2,391,593	—	—	2,391,593

Total	$2,391,593	$332,655,058	—	$335,046,651

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(63,386)	—	—	$(63,386)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(52,082,674)	—	$(52,082,674)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

Total	—	$(134,682,674)	—	$(134,682,674)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)	BlackRock MuniYield Investment Quality Fund (MFT)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Assets
Investments at value — unaffiliated[1]	$1,041,947,181	$742,144,805	$202,743,902	$724,902,791	$332,655,058
Investments at value — affiliated[2]	—	1,642,526	1,295,693	4,725,454	2,391,593
Cash pledged for futures contracts	1,333,500	1,248,000	231,550	1,281,950	496,800
Receivables:
Interest — unaffiliated	15,156,466	5,606,028	2,143,477	8,281,394	3,400,289
TOB Trust	6,661,004	—	1,105,000	—	1,125,000
Investments sold	4,212,687	515,283	13,664	375,000	149
Dividends — affiliated	2,362	1,128	307	527	1,449
Prepaid expenses	23,103	17,528	6,666	17,041	9,397

Total assets	1,069,336,303	751,175,298	207,540,259	739,584,157	340,079,735

Liabilities
Bank overdraft	5,820,967	283,202	77,924	289,526	94,069
Payables:
Income dividends — Common Shares	2,521,653	2,035,386	601,664	1,893,009	831,852
Investment advisory fees	450,173	318,498	86,173	307,353	139,877
Interest expense and fees	430,011	81,851	39,156	104,697	91,849
Officer’s and Directors’ fees	300,814	1,193	725	1,397	8,595
Other accrued expenses	235,606	216,152	101,605	197,274	134,415
Variation margin on futures contracts	196,375	186,203	34,680	172,483	72,977
Investments purchased	—	—	2,639,075	—	—

Total accrued liabilities	9,955,599	3,122,485	3,581,002	2,965,739	1,373,634

Other Liabilities
TOB Trust Certificates	179,415,265	55,088,706	25,820,715	57,062,222	52,082,674
Loan for TOB Trust Certificates	—	—	—	659,835	—
VRDP Shares at liquidation value of $100,000 per share, net of deferred offering costs[3,4]	—	236,599,378	—	231,461,378	82,325,227
VMTP Shares at liquidation value of $100,000 per share[3,4]	254,000,000	—	56,500,000	—	—

Total other liabilities	433,415,265	291,688,084	82,320,715	289,183,435	134,407,901

Total liabilities	443,370,864	294,810,569	85,901,717	292,149,174	135,781,535

Net Assets Applicable to Common Shareholders	$625,965,439	$456,364,729	$121,638,542	$447,434,983	$204,298,200

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6]	$585,933,933	$424,127,549	$118,008,160	$421,036,239	$197,272,827
Undistributed net investment income	4,108,265	4,262,978	1,415,550	1,478,550	695,952
Accumulated net realized loss	(6,632,473)	(5,978,638)	(11,512,820)	(6,294,687)	(5,461,061)
Net unrealized appreciation (depreciation)	42,555,714	33,952,840	13,727,652	31,214,881	11,790,482

Net Assets Applicable to Common Shareholders	$625,965,439	$456,364,729	$121,638,542	$447,434,983	$204,298,200

Net asset value per Common Share	$15.27	$15.13	$14.35	$15.13	$15.30

[1] Investments at cost — unaffiliated	$999,209,169	$708,033,208	$188,980,309	$693,696,916	$320,801,423
[2] Investments at cost — affiliated	—	$1,642,463	$1,295,693	$4,725,361	$2,391,360
[3] Preferred Shares Outstanding:
Par value $0.05 per share	—	—	565	—	826
Par value $0.10 per share	2,540	2,371	—	2,319	—
[4] Preferred Shares authorized	18.140	9,847	1,000,000	8,046	1,000,000
[5] Common Shares outstanding, par value $0.10 per share	41,002,483	30,153,865	8,474,134	29,578,269	13,352,365
[6] Common Shares authorized	199,981,860	199,990,153	unlimited	199,991,954	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	43

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)	BlackRock MuniYield Investment Quality Fund (MFT)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Investment Income
Interest — unaffiliated	$20,411,985	$16,178,719	$4,611,524	$15,399,661	$7,058,196
Dividends — affiliated	17,111	12,499	1,385	9,319	9,339

Total investment income	20,429,096	16,191,218	4,612,909	15,408,980	7,067,535

Expenses
Investment advisory	2,991,622	1,940,491	521,770	1,851,190	855,195
Professional	64,574	55,417	29,563	49,657	38,459
Accounting services	57,997	49,650	16,384	47,468	24,130
Officer and Directors	47,446	21,187	5,703	20,595	10,118
Custodian	22,103	17,707	6,829	18,021	9,910
Transfer agent	19,708	17,681	10,476	18,368	14,322
Registration	8,691	6,411	5,188	6,287	5,157
Printing	7,723	6,464	4,452	9,410	4,965
Liquidity fees	—	12,173	—	—	—
Remarketing fees on Preferred Shares	—	11,953	—	—	—
Rating agency	19,366	19,352	19,194	19,347	19,216
Miscellaneous	31,392	32,262	22,190	33,075	27,362

Total expenses excluding interest expense, fees and amortization of offering costs	3,270,622	2,190,748	641,749	2,073,418	1,008,834
Interest expense, fees and amortization of offering costs[1]	3,156,697	2,205,088	630,816	2,185,428	975,137

Total expenses	6,427,319	4,395,836	1,272,565	4,258,846	1,983,971
Less fees waived by the Manager	(228,624)	(2,573)	(257)	(1,750)	(1,685)

Total expenses after fees waived	6,198,695	4,393,263	1,272,308	4,257,096	1,982,286

Net investment income	14,230,401	11,797,955	3,340,601	11,151,884	5,085,249

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(1,009,084)	302,942	(247,548)	152,510	33,434
Investments — affiliated	532	705	160	(11)	161
Capital gain distributions from investment companies — affiliated	6	4,519	1,684	341	80
Futures contracts	2,750,878	2,261,009	523,596	2,485,299	1,072,338

	1,742,332	2,569,175	277,892	2,638,139	1,106,013

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(51,946,935)	(45,056,907)	(10,109,008)	(39,180,510)	(20,606,656)
Investments — affiliated	—	63	—	93	233
Futures contracts	(58,172)	261,656	(15,095)	255,703	(33,510)

	(52,005,107)	(44,795,188)	(10,124,103)	(38,924,714)	(20,639,933)

Net realized and unrealized loss	(50,262,775)	(42,226,013)	(9,846,211)	(36,286,575)	(19,533,920)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(36,032,374)	$(30,428,058)	$(6,505,610)	$(25,134,691)	$(14,448,671)

[1] Related to TOB Trusts, VMTP Shares and/or VRDP Shares.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Changes in Net Assets

	BR MuniHoldings California Quality Fund, Inc. (MUC)		BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$14,230,401	$31,611,962	$11,797,955	$25,372,694
Net realized gain (loss)	1,742,332	1,171,517	2,569,175	(584,863)
Net change in unrealized appreciation (depreciation)	(52,005,107)	30,181,072	(44,795,188)	29,655,061

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(36,032,374)	62,964,551	(30,428,058)	54,442,892

Distributions to Common Shareholders[1]
From net investment income	(15,129,916)	(32,734,127)	(12,265,507)	(26,330,988)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(51,162,290)	30,230,424	(42,693,565)	28,111,904
Beginning of period	677,127,729	646,897,305	499,058,294	470,946,390

End of period	$625,965,439	$677,127,729	$456,364,729	$499,058,294

Undistributed net investment income, end of period	$4,108,265	$5,007,780	$4,262,978	$4,730,530

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	45

Statements of Changes in Net Assets

	BlackRock MuniYield Investment Quality Fund (MFT)		BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$3,340,601	$7,023,158	$11,151,884	$22,416,196
Net realized gain (loss)	277,892	(38,686)	2,638,139	2,417,391
Net change in unrealized appreciation (depreciation)	(10,124,103)	5,278,415	(38,924,714)	25,732,406

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(6,505,610)	12,262,887	(25,134,691)	50,565,993

Distributions to Common Shareholders[1]
From net investment income	(3,609,988)	(7,219,153)	(11,398,784)	(22,410,047)

Capital Share Transactions
Reinvestment of common distributions	14,770	—	—	—
Net proceeds from the issuance of common shares due to reorganization	—	—	—	173,278,358

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(10,100,828)	5,043,734	(36,533,475)	201,434,304
Beginning of period	131,739,370	126,695,636	483,968,458	282,534,154

End of period	$121,638,542	$131,739,370	$447,434,983	$483,968,458

Undistributed net investment income, end of period	$1,415,550	$1,684,937	$1,478,550	$1,725,450

	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$5,085,249	$10,740,639
Net realized gain	1,106,013	60,829
Net change in unrealized appreciation (depreciation)	(20,639,933)	13,470,414

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(14,448,671)	24,271,882

Distributions to Common Shareholders[1]
From net investment income	(4,991,114)	(11,082,463)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(19,439,785)	13,189,419
Beginning of period	223,737,985	210,548,566

End of period	$204,298,200	$223,737,985

Undistributed net investment income, end of period	$695,952	$601,817

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Cash Flows

Six Months Ended January 31, 2017 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)	BlackRock MuniYield Investment Quality Fund (MFT)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Cash Provided by (Used for) Operating Activities
Net decrease in net assets resulting from operations	$(36,032,374)	$(30,428,058)	$(6,505,610)	$(25,134,691)	$(14,448,671)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	53,702,872	24,839,037	45,139,057	45,217,131	25,714,067
Purchases of long-term investments	(66,414,812)	(40,537,551)	(47,524,164)	(54,631,284)	(27,355,022)
Net proceeds from sales (purchases) of short-term securities	—	13,928,749	(1,091,554)	(628,916)	(1,935,374)
Amortization of premium and accretion of discount on investments and other fees	3,762,852	140,346	425,253	1,557,260	306,258
Net realized gain (loss) on investments	1,008,552	(303,647)	247,388	(152,499)	(33,595)
Net unrealized loss on investments	51,946,935	45,056,844	10,109,008	39,180,417	20,606,423
(Increase) Decrease in Assets:
Cash pledged for futures contracts	(910,000)	(737,000)	(145,000)	(952,000)	(334,000)
Receivables:
Interest — unaffiliated	41,131	(94,663)	30,950	(90,670)	(20,447)
Dividends — affiliated	797	3,083	99	535	163
Prepaid expenses	15,261	16,492	21,895	16,647	20,173
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(36,751)	(16,120)	(2,233)	(11,576)	(6,437)
Interest expense and fees	199,270	30,271	19,059	56,886	50,645
Officer’s and Directors’ fees	10,288	(5,035)	(1,274)	(4,614)	(1,578)
Variation margin on futures contracts	58,578	18,436	6,602	64,998	20,414
Other accrued expenses	46,700	59,759	24,815	120,793	19,748

Net cash provided by (used for) operating activities	7,399,299	11,970,943	754,291	4,608,417	2,602,767

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	25,048,123	—	4,975,304	23,786,827	4,947,945
Repayments of TOB Trust Certificates	(21,992,591)	—	(2,212,873)	(17,951,663)	(2,700,053)
Proceeds from Loan for TOB Trust Certificates	5,405,131	—	—	17,951,663	—
Repayments of Loan for TOB Trust Certificates	(5,405,131)	—	—	(17,291,828)	—
Cash dividends paid to Common Shareholders	(15,129,916)	(12,265,507)	(3,595,150)	(11,398,784)	(4,991,115)
Increase in bank overdraft	4,675,085	283,202	77,924	289,526	94,069
Amortization of deferred offering costs	—	9,596	—	4,831	5,611

Net cash used for financing activities	(7,399,299)	(11,972,709)	(754,795)	(4,609,428)	(2,643,543)

Cash
Net increase (decrease) in cash	—	(1,766)	(504)	(1,011)	(40,776)
Cash at beginning of period	—	1,766	504	1,011	40,776

Cash at end of period	—	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$2,957,427	$2,174,817	$611,757	$2,128,542	$924,492

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	—	14,770	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	47

Financial Highlights	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.51		$15.78	$15.82	$14.52	$16.41	$14.27

Net investment income[1]	0.35		0.77	0.78	0.82	0.86	0.95
Net realized and unrealized gain (loss)	(1.22)		0.76	(0.00)[2]	1.34	(1.82)	2.13
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.87)		1.53	0.78	2.16	(0.96)	3.07

Distributions to Common Shareholders from net investment income[3]	(0.37)		(0.80)	(0.82)	(0.86)	(0.93)	(0.93)

Net asset value, end of period	$15.27		$16.51	$15.78	$15.82	$14.52	$16.41

Market price, end of period	$14.40		$16.28	$14.28	$14.04	$13.31	$16.36

Total Return Applicable to Common Shareholders[4]
Based on net asset value	(5.20)%	[5]	10.20%	5.52%	15.94%	(6.16)%	22.26%

Based on market price	(9.34)%	[5]	20.08%	7.60%	12.25%	(13.71)%	32.27%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.97%	[7]	1.60%	1.47%	1.57%	1.64%	1.48%	[6]

Total expenses after fees waived and/or paid indirectly	1.90%	[7]	1.55%	1.45%	1.51%	1.56%	1.39%	[6]

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	0.93%	[7]	0.93%	0.93%	0.93%	0.92%	1.01%	[6,9]

Net investment income	4.35%	[7]	4.79%	4.88%	5.44%	5.27%	6.14%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—	0.06%

Net investment income to Common Shareholders	4.35%	[7]	4.79%	4.88%	5.44%	5.27%	6.08%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$625,965		$677,128	$646,897	$648,837	$595,269	$671,077

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$254,000		$254,000	$254,000	$254,000	$254,000	$254,000

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$346,443		$366,586	$354,684	$355,448	$334,358	$364,204

Borrowings outstanding, end of period (000)	$179,415		$169,699	$161,571	$88,271	$172,316	$185,775

Portfolio turnover rate	5%		21%	25%	25%	34%	46%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Annualized.

[8]	Interest expense, fees and amortization of offering costs related to TOBs and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.97%.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015		2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.55		$15.62	$15.74		$14.51	$16.54	$14.73

Net investment income[1]	0.39		0.84	0.84		0.86	0.86	0.83
Net realized and unrealized gain (loss)	(1.40)		0.96	(0.07)		1.27	(2.00)	1.87

Net increase (decrease) from investment operations	(1.01)		1.80	0.77		2.13	(1.14)	2.70

Distributions to Common Shareholders:[2]
From net investment income	(0.41)		(0.87)	(0.89)		(0.89)	(0.89)	(0.89)
From net realized gain	—		—	—		(0.01)	—	—

Total distributions	(0.41)		(0.87)	(0.89)		(0.90)	(0.89)	(0.89)

Net asset value, end of period	$15.13		$16.55	$15.62		$15.74	$14.51	$16.54

Market price, end of period	$14.20		$16.12	$13.55		$14.11	$13.30	$16.05

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(6.03)%	[4]	12.39%	5.59%		15.79%	(7.19)%	18.96%

Based on market price	(9.46)%	[4]	26.20%	2.18%		13.24%	(12.33)%	23.76%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.83%	[5]	1.52%	1.62%	[6]	1.64%	1.61%	1.81%

Total expenses after fees waived and/or reimbursed and/or paid indirectly	1.82%	[5]	1.52%	1.57%	[6]	1.57%	1.58%	1.78%

Total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.91%	[5,8]	0.90% [8]	1.02%	[6,8]	1.25% [8]	1.33% [8]	1.43% [8]

Net investment income to Common Shareholders	4.90%	[5]	5.27%	5.27%		5.78%	5.28%	5.28%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$456,365		$499,058	$470,946		$335,425	$309,165	$351,837

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$237,100		$237,100	$237,100		$172,700	$172,700	$172,700

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$292,478		$310,484	$298,628		$294,224	$279,019	$303,727

Borrowings outstanding, end of period (000)	$55,089		$55,089	$52,744		$34,699	$38,231	$29,719

Portfolio turnover rate	3%		9%	10%		16%	10%	17%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]

Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and/or paid indirectly and total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees and amortization of offering costs would have been 1.52%, 1.50% and 0.95%, respectively.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the six months ended January 31, 2017 and the years ended July 31, 2016, July 31, 2015, July 31, 2014, July 31, 2013 and July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.90%, 0.89%, 1.01%, 0.95%, 0.93% and 1.01%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	49

Financial Highlights	BlackRock MuniYield Investment Quality Fund (MFT)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.55		$14.95	$14.83	$13.61	$15.73	$13.40

Net investment income[1]	0.39		0.83	0.84	0.85	0.84	0.87
Net realized and unrealized gain (loss)	(1.16)		0.62	0.13	1.22	(2.11)	2.32
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.77)		1.45	0.97	2.07	(1.27)	3.18

Distributions to Common Shareholders from net investment income[2]	(0.43)		(0.85)	(0.85)	(0.85)	(0.85)	(0.85)

Net asset value, end of period	$14.35		$15.55	$14.95	$14.83	$13.61	$15.73

Market price, end of period	$14.41		$16.09	$13.37	$13.26	$12.20	$15.47

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.97)%	[4]	10.31%	7.25%	16.40%	(8.41)%	24.51%

Based on market price	(7.78)%	[4]	27.63%	7.27%	16.10%	(16.52)%	32.43%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.00%	[6]	1.61%	1.56%	1.67%	1.72%	1.58%	[5]

Total expenses after fees waived and/or paid indirectly	2.00%	[6]	1.61%	1.56%	1.67%	1.72%	1.58%	[5]

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.00%	[6]	0.96%	0.98%	1.00%	1.00%	1.08%	[5,8]

Net investment income	5.25%	[6]	5.45%	5.52%	6.04%	5.36%	5.94%	[5]

Distributions to AMPS Shareholders	—		—	—	—	—	0.08%

Net investment income to Common Shareholders	5.25%	[6]	5.45%	5.52%	6.04%	5.36%	5.86%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$121,639		$131,739	$126,696	$125,647	$115,287	$133,160

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$56,500		$56,500	$56,500	$56,500	$56,500	$56,500

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$315,289		$333,167	$324,240	$322,384	$304,049	$335,681

Borrowings outstanding, end of period (000)	$25,821		$21,953	$19,488	$20,284	$28,192	$34,106

Portfolio turnover rate	20%		21%	13%	32%	51%	43%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Does not reflect the effect of distributions to AMPS Shareholders.

[6]	Annualized.

[7]	Interest expense, fees and amortization of offering costs related to TOBs and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.05%.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016		2015		2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.36		$15.48		$15.24		$14.16	$16.18	$14.63

Net investment income[1]	0.38		0.79		0.83		0.86	0.90	0.87
Net realized and unrealized gain (loss)	(1.22)		0.92		0.27		1.12	(2.00)	1.61

Net increase (decrease) from investment operations	(0.84)		1.71		1.10		1.98	(1.10)	2.48

Distributions to Common Shareholders from net investment income[2]	(0.39)		(0.83)		(0.86)		(0.90)	(0.92)	(0.93)

Net asset value, end of period	$15.13		$16.36		$15.48		$15.24	$14.16	$16.18

Market price, end of period	$13.70		$15.38		$13.22		$13.47	$12.57	$16.05

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.98)%	[4]	11.99%		8.08%		15.24%	(7.09)%	17.60%

Based on market price	(8.48)%	[4]	23.28%		4.43%		14.74%	(16.86)%	27.46%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.82%	[5]	1.54%	[6]	1.52%	[7]	1.54%	1.50%	1.72%

Total expenses after fees waived and/or reimbursed and/or paid indirectly	1.82%	[5]	1.54%	[6]	1.48%	[7]	1.54%	1.50%	1.72%

Total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	0.89%	[5]	0.93%	[6]	0.93%	[7]	0.93%	0.89%	1.38%	[9]

Net investment income to Common Shareholders	4.77%	[5]	5.02%		5.30%		5.94%	5.62%	5.65%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$447,435		$483,968		$282,534		$278,143	$258,341	$294,804

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$231,900		$231,900		$144,600		$144,600	$144,600	$144,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$292,943		$308,697		$295,390		$292,354	$278,659	$303,876

Borrowings outstanding, end of period (000)	$57,722		$51,227		$23,487		$23,487	$34,876	$29,568

Portfolio turnover rate	6%		19%		19%		16%	17%	19%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]

Includes reorganization costs associated with the Fund’s reorganization. Without these costs total expenses, total expenses after fees waived and/or reimbursed and/or paid indirectly and total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees and amortization of offering costs would have been 1.49%, 1.49% and 0.88%, respectively.

[7]

Includes reorganization costs associated with the Fund’s reorganization. Without these costs total expenses, total expenses after fees waived and/or reimbursed and/or paid indirectly and total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees and amortization of offering costs would have been 1.48%, 1.48% and 0.92%, respectively.

[8]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.98%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	51

Financial Highlights	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015		2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.76		$15.77	$15.77		$14.59	$16.57	$14.97

Net investment income[1]	0.38		0.80	0.81		0.87	0.90	0.85
Net realized and unrealized gain (loss)	(1.47)		1.02	0.07		1.20	(1.99)	1.66

Net increase (decrease) from investment operations	(1.09)		1.82	0.88		2.07	(1.09)	2.51

Distributions to Common Shareholders from net investment income[2]	(0.37)		(0.83)	(0.88)		(0.89)	(0.89)	(0.91)

Net asset value, end of period	$15.30		$16.76	$15.77		$15.77	$14.59	$16.57

Market price, end of period	$14.45		$16.07	$13.50		$13.89	$13.07	$15.98

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(6.41)%	[4]	12.38%	6.33%		15.39%	(6.78)%	17.34%

Based on market price	(7.82)%	[4]	25.87%	3.34%		13.45%	(13.42)%	21.53%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.85%	[5]	1.46%	1.54%	[6]	1.48%	1.53%	1.65%

Total expenses after fees waived and/or reimbursed and/or paid indirectly	1.84%	[5]	1.46%	1.45%	[6]	1.48%	1.53%	1.65%

Total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.94%	[5]	0.89%	0.96%	[6]	0.95%	0.94%	1.28%	[8]

Net investment income to Common Shareholders	4.73%	[5]	4.98%	5.05%		5.79%	5.46%	5.38%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$204,298		$223,738	$210,549		$181,459	$167,857	$190,562

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$82,600		$82,600	$82,600		$66,300	$66,300	$66,300

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$347,334		$370,869	$354,901		$373,693	$353,178	$387,425

Borrowings outstanding, end of period (000)	$52,083		$48,710	$28,468		$37,066	$53,010	$50,860

Portfolio turnover rate	4%		17%	21%		16%	8%	23%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]

Includes reorganization costs associated with the Fund’s reorganization. Without these costs total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees and amortization of offering costs would have been 1.40%, 1.40% and 0.91%, respectively.

[7]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock MuniHoldings California Quality Fund, Inc.	MUC	Maryland	Non-diversified
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	MUJ	Maryland	Non-diversified
BlackRock MuniYield Investment Quality Fund, Inc.	MFT	Massachusetts	Non-diversified
BlackRock MuniYield Michigan Quality Fund, Inc.	MIY	Maryland	Non-diversified
BlackRock MuniYield Pennsylvania Quality Fund, Inc.	MPA	Massachusetts	Non-diversified

The Boards of Directors of the Funds are collectively referred to throughout this report as the ”Board of Directors” or the “Board,” and the directors thereof are collectively referred to throughout this report as “Directors.” The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

Reorganization: The Board and shareholders of MIY and the Board and shareholders of BlackRock MuniYield Michigan Quality Fund II, Inc. (“MYM”) approved the reorganizations of MYM into MIY. As a result, MIY acquired substantially all of the assets and assumed substantially all of the liabilities of MYM in exchange for an equal aggregate value of newly-issued Common Shares and Preferred Shares of MIY.

Each MYM Common Shareholder received Common Shares of MIY in an amount equal to the aggregate of such Common Shareholder’s MYM Common Shares, as determined at the close of business on September 11, 2015, less the costs of MYM’s reorganization. Cash was distributed for any fractional Common Shares.

Each MYM VRDP Shareholder received on a one-for-one basis one newly issued VRDP Share of MIY, par value $0.10 per share and with a liquidation preference of $100,000 per share, in exchange for each MYM VRDP Share held by such MYM VRDP Shareholder.

The reorganizations were accomplished by a tax-free exchange of Common Shares and VRDP Shares of MIY in the following amounts and at the following conversion ratios:

Target Fund	Shares Prior to Reorganization	Conversion Ratio	Shares of MIY
MYM Common Shares	12,098,420	0.93643508	11,329,360
MYM VRDP Shares	873	1	873

MYM’s common net assets and composition of common net assets on September 11, 2015, the valuation date of the reorganization, were as follows:

MYM
Net assets Applicable to Common Shares	$173,278,358
Paid-in-capital	$162,329,528
Undistributed net investment income	$63,895
Accumulated net realized loss	$(4,955,955)
Net unrealized appreciation (depreciation)	$15,840,890

For financial reporting purposes, assets received and shares issued by MIY were recorded at fair value. However, the cost basis of the investments received from MYM was carried forward to align ongoing reporting of MIY’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of MIY before the acquisition were $279,109,521. The aggregate net assets of MIY immediately after the acquisition amounted to $452,388,270. MYM’s fair value and cost of investments and derivative financial instruments prior to the reorganization were as follows:

	Fair Value of Investments and Derivative Financial Instruments	Cost of Investments	TOB Trust Certificates	Preferred Shares Value
MIY	$268,842,773	$253,001,883	$14,792,998	$87,300,000

The purpose of these transactions was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on September 14, 2015.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	53

Notes to Financial Statements (continued)

Assuming the acquisition had been completed on August 1, 2015, the beginning of the fiscal reporting period of MIY, the pro forma results of operations for the year ended January 31, 2016, are as follows:

•	Net investment income/loss: $23,313,730

•	Net realized and change in unrealized gain/loss on investments: $27,369,663

•	Net increase/decrease in net assets applicable to Common Shareholders resulting from operations: $50,683,393

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MYM that have been included in MIY’s Statement of Operations since September 14, 2015.

Reorganization costs incurred in connection with MYM’s reorganization were expensed by MIY.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, if applicable. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) ( generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investments, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	55

Notes to Financial Statements (continued)

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The Funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating fund that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Fund generally provide the Fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a Fund has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Fund, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. In the case of an MTE, after the payment of fees, the TOB Trust Certificates holders would be paid before the TOB Residuals holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificates holders and the TOB Residuals holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended January 31, 2017, no TOB Trusts in which a Fund participated were terminated without the consent of a Fund.

While a Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally restrict the ability of a Fund to borrow money for purposes of making investments. The Funds’ management believes that a Fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2017, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed in which no banking entity would sponsor the TOB Trust. Specifically, a Fund establishes, structures and “sponsors” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank are performed by, or on behalf of, the Funds. The Funds have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and new or restructured non-bank sponsored TOB Trusts.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates or liquidity provider, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates or Loan for TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended January 31, 2017, the following table is a summary of each Fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MUC	$376,902,532	$179,415,265	0.67% - 086%	$177,178,929	1.29%
MUJ	$98,365,753	$55,088,706	0.69% - 0.86%	$55,088,706	1.35%
MFT	$46,716,693	$25,820,715	0.67% - 1.01%	$24,312,679	1.33%
MIY	$111,081,733	$57,062,222	0.69% - 0.86%	$50,650,199	1.35%
MPA	$92,004,950	$52,082,674	0.69% - 0.81%	$50,566,816	1.29%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

[2]

The Funds may invest in TOB Trusts that are structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility. In such an event, the Liquidity Provider will typically either (i) fund the full amount owed under the liquidity facility and be subsequently reimbursed from only the proceeds of the liquidation of all or a portion of the municipal bonds held in the TOB Trust or the remarketing of the TOB Trust Certificates, or (ii) liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, a Fund will usually enter into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2017, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2017.

For the six months ended January 31, 2017, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

	Loan Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
MUC	—	—	$323,133	0.78%
MIY	$659,835	0.50% - 0.50%	$3,102,692	0.81%

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

SEMI-ANNUAL REPORT	JANUARY 31, 2017	57

Notes to Financial Statements (continued)

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	MUC	MUJ	MFT	MIY	MPA
Investment advisory fees	0.55%	0.50%	0.50%	0.49%	0.49%

For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

Waivers: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017, the amounts waived were as follows:

	MUC	MUJ	MFT	MIY	MPA
Amounts waived	$3,447	$2,573	$257	$1,750	$1,685

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. On December 2, 2016, the Manager entered into a Master Advisory Fee Agreement (“Agreement”), contractually committing to this arrangement through June 30, 2017. The Agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Fund’s independent directors.

The Manager, for MUC, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares). This amount is included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017, the waiver was $225,177.

Officers and Directors:

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the six months ended January 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	MUC	MUJ	MFT	MIY	MPA
Purchases	$62,045,098	$40,537,551	$45,699,741	$54,631,284	$13,567,665
Sales	$57,915,559	$25,354,320	$41,843,572	$45,592,131	$22,246,091

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MUC	MUJ	MFT	MIY	MPA
No expiration date[1]	$715,648	$7,192,954	$6,705,444	$6,581,843	$2,596,823
2017	6,504,940	—	—	2,031,132	1,653,517
2018	—	—	4,616,682	—	893,908
2019	—	—	—	—	50,303

Total	$7,220,588	$7,192,954	$11,322,126	$8,612,975	$5,194,551

[1]	Must be utilized prior to losses subject to expiration.

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	MUC	MUJ	MFT	MIY	MPA
Tax cost	$820,156,648	$655,283,870	$164,649,500	$641,430,622	$271,947,598

Gross unrealized appreciation	$48,199,215	$40,193,385	$14,303,721	$34,625,527	$16,567,515
Gross unrealized depreciation	(5,823,947)	(6,778,630)	(734,341)	(3,490,126)	(5,551,136)

Net unrealized appreciation	$42,375,268	$33,414,755	$13,569,380	$31,135,401	$11,016,379

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	59

Notes to Financial Statements (continued)

It is possible that regulators could take positions that could limit the market for non-bank sponsored TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residuals holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Funds and any alternative forms of leverage may be more or less advantageous to the Funds than existing TOB leverage.

Should short-term interest rates rise, the Funds’ investments in TOB Trust transactions may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule and Risk Retention Rules may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: MUC, MUJ, MIY and MPA invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, MUC invested a significant portion of its assets in securities in the county, city, special district and school district sector, MFT invested a significant portion of its assets in securities in the transportation sector and MIY invested a significant portion of its assets in securities in the health sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

60	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

10. Capital Share Transactions:

Common Shares

MFT and MPA are authorized to issue an unlimited number of Common Shares and 1 million Preferred Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.05. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

MUC, MUJ and MIY are authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

For the six months ended January 31, 2017, Common Shares issued and outstanding increased by 950 for MFT. For the year ended July 31, 2016, Common Shares issued and outstanding increased by 11,329,360 due to the reorganization for MIY.

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of a Fund. The 1940 Act prohibits the declaration of any dividend on a Fund’s Common Shares or the repurchase of a Fund’s Common Shares if a Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Fund’s Preferred Shares or repurchasing such shares if a Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the voting rights of the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class on certain matters. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors to the Board of each Fund. The holders of Preferred Shares are also entitled to elect the full Board of Directors if dividends on the Preferred Shares are not paid for a period of two years. The holders of Preferred Shares are also generally entitled to a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MUJ, MIY and MPA (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and are currently in a special rate period, each as described below.

As of the period end, the VRDP Shares outstanding of each Fund were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MUJ	6/30/11	1,727	$172,700,000	7/01/41
	4/13/15	644	$64,400,000	7/01/41
MIY	4/21/11	1,446	$144,600,000	5/01/41
	9/14/15	873	$87,300,000	5/01/41
MPA	5/19/11	663	$66,300,000	6/01/41
	4/13/15	163	$16,300,000	7/01/42

Redemption Terms: Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, VRDP Funds are required to redeem certain of their outstanding VRDP Shares if they fail to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of VRDP Funds. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares during the period commencing on the date of issuance and ending on the initial termination date of the fee agreement, VRDP Funds must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to such initial termination date.

Liquidity Feature: The VRDP Funds entered into a fee agreement with the liquidity provider that requires an initial commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	61

Notes to Financial Statements (continued)

The fee agreements between VRDP Funds and the liquidity provider are for a 364 day term and are scheduled to expire, unless renewed or terminated in advance as follows:

	MUJ	MIY	MPA
Expiration date	4/19/17	7/06/17	7/06/17

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, VRDP Funds are] required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, VRDP Funds are required to begin to segregate liquid assets with their custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: The VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all the Funds’ VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), the VRDP Funds may incurr no remarketing fees.

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VRDP Shares were assigned a long-term rating of Aa2 from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended January 31, 2017, the annualized dividend rates for the VRDP Shares were as follows:

	MUJ	MIY	MPA
Rate	1.53%	1.54%	1.54%

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: On June 21, 2012, MIY and MPA commenced a three year term ending June 24, 2015 (the “special rate period”) with respect to their VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. In June 2015, the special rate period was extended to June 22, 2016. In June 2016, the special rate period was extended to June 21, 2017. On April 17, 2014, MUJ commenced a three-year term ending April 19, 2017 (“special rate period”) with respect to their VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for MIY and MPA were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to June 21, 2017 for MIY and MPA and April 19, 2017 for MUJ, the holder of the VRDP Shares and VRDP Funds may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period, the liquidity and fee agreements remain in effect and the VRDP Shares remain subject to mandatory redemption by MUJ on the maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during the special rate period. During the special rate period, MUJ will be required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period. MUJ will pay a nominal fee at the annual rate of 0.01% to the liquidity provider and remarketing agent during the special rate period. MUJ will also pay dividends monthly based on the sum of the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If VRDP Funds redeem the VRDP Shares prior to the end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

62	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, the VRDP Shares issued and outstanding remained constant. For the year ended July 31, 2016, the VRDP Shares issued and outstanding for MUJ and MPA remained constant, and the VRDP Shares issued and outstanding increased by 873 due to the reorganization of MIY.

VMTP Shares

MUC and MFT (collectively, the “VMTP Funds/Trusts”, have issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in privately negotiated offerings and sale of VMTP Shares exempt from registration under the Securities Act. The VMTP Shares are subject to certain restrictions on transfer, and VMTP Funds may also be required to register the VMTP Shares for sale under the Securities Act under certain circumstances. In addition, amendments to the VMTP governing documents generally require the consent of the holders of VMTP Shares.

As of period end, the VMTP Shares outstanding of each Fund were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date
MUC	3/22/12	2,540	$254,000,000	3/30/19
MFT	12/16/11	565	$56,500,000	1/2/19

Redemption Terms: Each VMTP Fund is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended. In September 2015, the term redemption date for MUC’s VMTP Shares was extended until March 30, 2019. There is no assurance that the term of a Fund’s VMTP Shares will be extended further or that a Fund’s VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, each VMTP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, each VMTP Fund is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, a Fund’s VMTP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If the Fund redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the SIFMA Municipal Swap Index. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares. At the date of issuance, the VMTP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VMTP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VMTP Shares were assigned a long-term rating of Aa1 for MFT and Aa2 for MUC from Moody’s under its new rating methodology. The VMTP Shares continue to be assigned a long-term rating of AAA from Fitch. The dividend rate on the VMTP Shares is subject to a step-up spread if the Funds fail to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

For the six months ended January 31, 2017, the average annualized dividend rates for the VMTP Shares were as follows:

	MUC	MFT
Rate	1.56%	1.65%

For the six months ended January 31, 2017, VMTP Shares issued and outstanding of each Fund remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares and/or VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement and VMTP Shares. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value, of the VRDP and VMTP Shares is recorded as a liability in the Statements of Assets and Liabilities net of offerings costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	63

Notes to Financial Statements (concluded)

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares[3]
	Paid[1]	Declared[2]	Shares	Series	Declared
MUC	$0.0615	$0.0615	VMTP	W-7	$306,505
MUJ	$0.0675	$0.0675	VRDP	W-7	$278,815
MFT	$0.0710	$0.0670	VMTP	W-7	$71,657
MIY	$0.0640	$0.0640	VRDP	W-7	$276,268
MPA	$0.0623	$0.0623	VRDP	W-7	$98,403

[1]	Net investment income dividend paid on March 1, 2017 to Common Shareholders of record on February 15, 2017.

[2]	Net investment income dividend declared on March 1, 2017, payable to Common Shareholders of record on March 15, 2017.

[3]	Dividends declared for period February 1, 2017 to February 28, 2017.

64	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board and Director

Michael J. Castellano, Director

Cynthia L. Egan, Director

Frank J. Fabozzi, Director

Jerrold B. Harris, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director

Catherine A. Lynch, Director

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent The Bank of New York Mellon New York, NY 10289	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	VRDP Liquidity Providers Citibank, N.A.[1] New York, NY 10179 Bank of America, N.A.[2] New York, NY 10036	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

VRDP Remarketing Agents Citigroup Global Markets Inc.[1] New York, NY 10179 Merrill Lynch, Pierce, Fenner & Smith Incorporated[2] New York, NY 10036

[1]	For MIY and MPA.

[2]	For MUJ.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	65

Additional Information

Fund Certification

Certain Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. Except as disclosed on page 68 there have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Effective September 26, 2016, BlackRock implemented a new methodology for calculating “effective duration” for BlackRock’s municipal bond portfolios. The new methodology replaces the model previously used by BlackRock to evaluate municipal bond duration and is a common indicator of an investment’s sensitivity to interest rate movements. The new methodology is applied to the Funds’ duration reported for any periods after September 26, 2016.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds, including each Fund’s effective duration and additional information about the new methodology, may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

66	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Additional Information (concluded)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	67

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MQUAL5-1/17-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –   Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: April 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: April 5, 2017

3